UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08649

                           EII REALTY SECURITIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          717 Fifth Avenue, 10th Floor
                               NEW YORK, NY 10022
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               (Address of principal executive offices) (Zip code)


                                Richard J. Adler
                          717 Fifth Avenue, 10th Floor
                               NEW YORK, NY 10022
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-303-0478
                                                           -------------

                        Date of fiscal year end: JUNE 30
                                               ---------

             Date of reporting period: JULY 1, 2005 - JUNE 30, 2006
                                      -----------------------------

          Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2005 TO JUNE 30, 2006

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CENTERPOINT PROPERTIES TRUST
---------------------------------------------------------------------------------------------------------
SECURITY                        151895109       MEETING TYPE                    Special
TICKER SYMBOL                   CNT             MEETING DATE                    07-Mar-2006
ISIN                                            AGENDA                          932438624 - Management
---------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
---------------------------------------------------------------------------------------------------------
01      PROPOSAL TO APPROVE THE MERGER OF SOLSTICE              Management      For      For
        MERGER TRUST WITH AND INTO CENTERPOINT
        PROPERTIES TRUST PURSUANT TO THE AGREEMENT AND
        PLAN OF MERGER, DATED AS OF DECEMBER 7, 2005, AS
        AMENDED BY THAT AMENDMENT TO AGREEMENT AND
        PLAN OF MERGER, DATED FEBRUARY 2, 2006, ALL AS
        MORE FULLY DESCRIBED IN THE PROXY STATEMENT.
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HOST HOTELS & RESORTS
---------------------------------------------------------------------------------------------------------
SECURITY                        44107P104       MEETING TYPE                    Special
TICKER SYMBOL                   HMT             MEETING DATE                    05-Apr-2006
ISIN                                            AGENDA                          932444994 - Management
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ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
---------------------------------------------------------------------------------------------------------
01      ISSUANCE OF SHARES OF HOST MARRIOTT CORPORATION
        COMMON STOCK IN THE TRANSACTIONS                        Management      For      For
---------------------------------------------------------------------------------------------------------
BROOKFIELD PROPERTIES CORPORATION
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SECURITY                        112900105       MEETING TYPE                    Annual
TICKER SYMBOL                   BPO             MEETING DATE                    26-Apr-2006
ISIN                                            AGENDA                          932459577 - Management
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ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
---------------------------------------------------------------------------------------------------------
A       DIRECTOR                                                Management
        1       MR. GORDON E. ARNELL                                            For      For

        2       MR. WILLIAM T. CAHILL                                           For      For

        3       MR. RICHARD B. CLARK                                            For      For

        4       MR. JACK L. COCKWELL                                            For      For

        5       MR. J. BRUCE FLATT                                              For      For

        6       MR. RODERICK D. FRASER                                          For      For

        7       MR. PAUL D. MCFARLANE                                           For      For

        8       MR. ALLAN S. OLSON                                              For      For


        9       MR. SAM POLLOCK                                                 For      For

        10      MS. LINDA D. RABBITT                                            For      For

        11      MR. ROBERT L. STELZL                                            For      For

        12      MR. WILLIAM C. WHEATON                                          For      For

        13      MR. JOHN E. ZUCCOTTI                                            For      For

B       THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS             Management      For      For
        AUDITORS AND AUTHORIZING THE DIRECTORS TO FIX THE
        AUDITORS' REMUNERATION.
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PAN PACIFIC RETAIL PROPERTIES, INC.
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SECURITY                        69806L104       MEETING TYPE                    Annual
TICKER SYMBOL                   PNP             MEETING DATE                    28-Apr-2006
ISIN                                            AGENDA                          932460570 - Management
---------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
---------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management
        1       JOSEPH P. COLMERY                                               For      For

        2       BERNARD M. FELDMAN                                              For      For

        3       MARK J. RIEDY                                                   For      For

        4       STUART A. TANZ                                                  For      For
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ARDEN REALTY, INC.
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SECURITY                        039793104       MEETING TYPE                    Special
TICKER SYMBOL                   ARI             MEETING DATE                    28-Apr-2006
ISIN                                            AGENDA                          932464528 - Management
---------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
---------------------------------------------------------------------------------------------------------
01      APPROVAL OF THE AGREEMENT AND PLAN OF MERGER,           Management      For      For
        DATED AS OF DECEMBER 21, 2005, BY AND AMONG ARDEN
        REALTY, INC., ARDEN REALTY LIMITED PARTNERSHIP,
        GENERAL ELECTRIC CAPITAL CORPORATION, TRIZEC
        PROPERTIES, INC., TRIZEC HOLDINGS OPERATING LLC,
        ATLAS MERGER SUB, INC. AND ATLAS PARTNERSHIP
        MERGER SUB, INC., ALL AS MORE FULLY DESCRIBED IN
        THE PROXY STATEMENT.

02      APPROVAL OF ANY ADJOURNMENTS OR POSTPONEMENTS
        OF THE SPECIAL MEETING FOR THE PURPOSE OF
        SOLICITING ADDITIONAL PROXIES.                          Management      For      For
---------------------------------------------------------------------------------------------------------
WEINGARTEN REALTY INVESTORS
---------------------------------------------------------------------------------------------------------

SECURITY                        948741103       MEETING TYPE                    Annual
TICKER SYMBOL                   WRI             MEETING DATE                    01-May-2006
ISIN                                            AGENDA                          932452369 - Management
---------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
---------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management
        1       STANFORD ALEXANDER                                              For      For

        2       ANDREW M. ALEXANDER                                             For      For

        3       J. MURRY BOWDEN                                                 For      For

        4       JAMES W. CROWNOVER                                              For      For

        5       ROBERT J. CRUIKSHANK                                            For      For

        6       MELVIN A. DOW                                                   For      For

        7       STEPHEN A. LASHER                                               For      For

        8       DOUGLAS W. SCHNITZER                                            For      For

        9       MARC J. SHAPIRO                                                 For      For
---------------------------------------------------------------------------------------------------------
02      RATIFICATION OF DELOITTE & TOUCHE LLP AS                Management      For      For
        WEINGARTEN'S INDEPENDENT REGISTERED PUBLIC
        ACCOUNTING FIRM.

03      APPROVE THE AMENDMENT OF THE 2001 LONG TERM             Management      For      For
        INCENTIVE PLAN.

04      SHAREHOLDER PROPOSAL ENTITLED "PAY-FOR-                 Shareholder     For      Against
        SUPERIOR-PERFORMANCE".
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BRANDYWINE REALTY TRUST
---------------------------------------------------------------------------------------------------------
SECURITY                        105368203       MEETING TYPE                    Annual
TICKER SYMBOL                   BDN             MEETING DATE                    02-May-2006
ISIN                                            AGENDA                          932471977 - Management
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ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
---------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management

        1       WALTER D'ALESSIO                                                For      For

        2       D. PIKE ALOIAN                                                  For      For

        3       THOMAS F. AUGUST                                                For      For

        4       DONALD E. AXINN                                                 For      For

        5       WYCHE FOWLER                                                    For      For

        6       MICHAEL J. JOYCE                                                For      For

        7       ANTHONY A. NICHOLS SR.                                          For      For

        8       MICHAEL V. PRENTISS                                             For      For

        9       CHARLES P. PIZZI                                                For      For

        10      GERARD H. SWEENEY                                               For      For

02      RATIFICATION OF THE AUDIT COMMITTEE'S APPOINTMENT       Management      For      For
        OF PRICEWATERHOUSECOOPERS, LLP AS INDEPENDENT
        REGISTERED PUBLIC ACCOUNTING FIRM.
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UNITED DOMINION REALTY TRUST, INC.
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SECURITY                        910197102       MEETING TYPE                    Annual
TICKER SYMBOL                   UDR             MEETING DATE                    02-May-2006
ISIN                                            AGENDA                          932474480 - Management
---------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
---------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management

        1       KATHERINE A. CATTANACH                                          For      For

        2       ERIC J. FOSS                                                    For      For

        3       ROBERT P. FREEMAN                                               For      For

        4       JON A. GROVE                                                    For      For

        5       JAMES D. KLINGBEIL                                              For      For

        6       ROBERT C. LARSON                                                For      For

        7       THOMAS R. OLIVER                                                For      For

        8       LYNNE B. SAGALYN                                                For      For

        9       MARK J. SANDLER                                                 For      For

        10      THOMAS W. TOOMEY                                                For      For

        11      THOMAS C. WAJNERT                                               For      For

02      PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST &           Management      For      For
        YOUNG LLP TO SERVE AS OUR INDEPENDENT AUDITORS
        FOR THE YEAR ENDING DECEMBER 31, 2006.

03      PROPOSAL TO RATIFY AND APPROVE THE 1999 LONG-           Management      For      For
        TERM INCENTIVE PLAN.
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REGENCY CENTERS CORPORATION
---------------------------------------------------------------------------------------------------------
SECURITY                        758849103       MEETING TYPE                    Annual
TICKER SYMBOL                   REG             MEETING DATE                    02-May-2006
ISIN                                            AGENDA                          932476876 - Management
---------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
---------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management

        1       MARTIN E. STEIN, JR.                                            For      For

        2       RAYMOND L. BANK                                                 For      For

        3       C. RONALD BLANKENSHIP                                           For      For

        4       A.R. CARPENTER                                                  For      For

        5       J. DIX DRUCE                                                    For      For

        6       MARY LOU FIALA                                                  For      For

        7       BRUCE M. JOHNSON                                                For      For

        8       DOUGLAS S. LUKE                                                 Withheld Against

        9       JOHN C. SCHWEITZER                                              For      For

        10      THOMAS G. WATTLES                                               For      For

        11      TERRY N. WORRELL                                                For      For

02      RATIFICATION OF APPOINTMENT OF KPMG LLP AS THE          Management      For      For
        COMPANY'S INDEPENDENT REGISTERED PUBLIC
        ACCOUNTANTS FOR THE YEAR ENDING DECEMBER 31,
        2006.
---------------------------------------------------------------------------------------------------------
STARWOOD HOTELS & RESORTS WORLDWIDE,
---------------------------------------------------------------------------------------------------------
SECURITY                        85590A203       MEETING TYPE                    Annual
TICKER SYMBOL                   HOT             MEETING DATE                    02-May-2006
ISIN                                            AGENDA                          932488302 - Management
---------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
---------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management

        1       HEYER                                                           For      For

        2       BARSHEFSKY                                                      For      For

        3       CHAPUS                                                          For      For

        4       DUNCAN                                                          For      For

        5       GALBREATH                                                       For      For

        6       HIPPEAU                                                         For      For

        7       QUAZZO                                                          For      For

        8       RYDER                                                           For      For

        9       YIH                                                             For      For

        10      YOUNGBLOOD                                                      For      For

02      RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG        Management      For      For
        LLP AS THE COMPANY'S INDEPENDENT REGISTERED
        PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
        DECEMBER 31, 2006.
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FEDERAL REALTY INVESTMENT TRUST
---------------------------------------------------------------------------------------------------------
SECURITY                        313747206       MEETING TYPE                    Annual
TICKER SYMBOL                   FRT             MEETING DATE                    03-May-2006
ISIN                                            AGENDA                          932456761 - Management

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ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
---------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management

        1       WALTER F. LOEB                                                  For      For

        2       JOSEPH S. VASSALLUZZO                                           For      For

02      TO RATIFY THE APPOINTMENT OF GRANT THORNTON LLP         Management      For      For
        AS THE TRUST'S INDEPENDENT REGISTERED PUBLIC
        ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
        DECEMBER 31, 2006.
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BOSTON PROPERTIES, INC.
---------------------------------------------------------------------------------------------------------
SECURITY                        101121101       MEETING TYPE                    Annual
TICKER SYMBOL                   BXP             MEETING DATE                    03-May-2006
ISIN                                            AGENDA                          932465013 - Management
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ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
---------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management

        1       WILLIAM M. DALEY                                                Withheld Against

        2       EDWARD H. LINDE                                                 Withheld Against

        3       DAVID A. TWARDOCK                                               Withheld Against

02      TO CONSIDER AND ACT UPON A STOCKHOLDER PROPOSAL         Shareholder     For      Against
        CONCERNING THE ANNUAL ELECTION OF DIRECTORS, IF
        PROPERLY PRESENTED AT THE ANNUAL MEETING.

03      TO CONSIDER AND ACT UPON A STOCKHOLDER PROPOSAL         Shareholder     Against  For
        CONCERNING EXECUTIVE COMPENSATION, IF PROPERLY
        PRESENTED AT THE ANNUAL MEETING.
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BRE PROPERTIES, INC.
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SECURITY                        05564E106       MEETING TYPE                    Annual
TICKER SYMBOL                   BRE             MEETING DATE                    04-May-2006
ISIN                                            AGENDA                          932461510 - Management
---------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
---------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management

        1       ROBERT A. FIDDAMAN                                              For      For

        2       ROGER P. KUPPINGER                                              For      For

        3       IRVING F. LYONS, III                                            For      For

        4       EDWARD E. MACE                                                  For      For

        5       CHRISTOPHER J. MCGURK                                           For      For

        6       MATTHEW T. MEDEIROS                                             For      For

        7       CONSTANCE B. MOORE                                              For      For

        8       JEANNE R. MYERSON                                               For      For

        9       GREGORY M. SIMON                                                For      For

02      APPROVAL OF THE COMPANY'S THIRD AMENDED AND             Management      For      For
        RESTATED NON-EMPLOYEE DIRECTOR STOCK OPTION AND
        RESTRICTED STOCK PLAN TO INCREASE THE TOTAL
        NUMBER OF SHARES SUBJECT TO THE PLAN FROM
        2,300,000 SHARES TO 2,650,000 SHARES.

03      RATIFICATION OF SELECTION OF ERNST & YOUNG LLP AS       Management      For      For
        INDEPENDENT AUDITORS FOR THE YEAR ENDING
        DECEMBER 31, 2006.
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CBL & ASSOCIATES PROPERTIES, INC.
---------------------------------------------------------------------------------------------------------
SECURITY                        124830100       MEETING TYPE                    Annual
TICKER SYMBOL                   CBL             MEETING DATE                    08-May-2006
ISIN                                            AGENDA                          932471864 - Management
---------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
---------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management

        1       MARTIN J. CLEARY                                                For      For

        2       MATTHEW S. DOMINSKI                                             For      For

        3       JOHN N. FOY                                                     For      For

02      TO RATIFY THE SELECTION OF DELOITTE & TOUCHE, LLP       Management      For      For
        AS THE INDEPENDENT REGISTERED PUBLIC
        ACCOUNTANTS FOR THE COMPANY'S FISCAL YEAR
        ENDING DECEMBER 31, 2006.
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DEVELOPERS DIVERSIFIED REALTY CORP.
---------------------------------------------------------------------------------------------------------
SECURITY                        251591103       MEETING TYPE                    Annual
TICKER SYMBOL                   DDR             MEETING DATE                    09-May-2006
ISIN                                            AGENDA                          932469186 - Management
---------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
---------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management

        1       DEAN S. ADLER                                                   For      For

        2       TERRANCE R. AHERN                                               For      For

        3       MOHSEN ANVARI                                                   For      For

        4       ROBERT H. GIDEL                                                 For      For

        5       VICTOR B. MACFARLANE                                            For      For

        6       CRAIG MACNAB                                                    For      For

        7       SCOTT D. ROULSTON                                               For      For

        8       BARRY A. SHOLEM                                                 For      For

        9       WILLIAM B. SUMMERS, JR.                                         For      For

        10      SCOTT A. WOLSTEIN                                               For      For

02      TO RATIFY THE SELECTION OF
        PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S             Management      For      For
        INDEPENDENT ACCOUNTANTS FOR THE COMPANY'S
        FISCAL YEAR ENDING DECEMBER 31, 2006.
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ESSEX PROPERTY TRUST, INC.
---------------------------------------------------------------------------------------------------------
SECURITY                        297178105       MEETING TYPE                    Annual
TICKER SYMBOL                   ESS             MEETING DATE                    09-May-2006
ISIN                                            AGENDA                          932487817 - Management
---------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
---------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management

        1       GEORGE M. MARCUS                                                For      For

        2       GARY P. MARTIN                                                  For      For

        3       WILLIAM A. MILLICHAP                                            For      For

02      RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE      Management      For      For
        INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
        FOR THE COMPANY FOR THE YEAR ENDING DECEMBER 31,
        2006.
---------------------------------------------------------------------------------------------------------
AMB PROPERTY CORPORATION
---------------------------------------------------------------------------------------------------------
SECURITY                        00163T109       MEETING TYPE                    Annual
TICKER SYMBOL                   AMB             MEETING DATE                    11-May-2006
ISIN                                            AGENDA                          932465215 - Management
---------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
---------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management

        1       HAMID R. MOGHADAM                                               For      For

        2       W. BLAKE BAIRD                                                  For      For

        3       AFSANEH M. BESCHLOSS                                            For      For

        4       T. ROBERT BURKE                                                 For      For

        5       DAVID A. COLE                                                   For      For

        6       LYDIA H. KENNARD                                                For      For

        7       J. MICHAEL LOSH                                                 For      For

        8       FREDERICK W. REID                                               For      For

        9       JEFFREY L. SKELTON                                              For      For

        10      THOMAS W. TUSHER                                                For      For

02      RATIFICATION OF THE SELECTION OF
        PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT
        REGISTERED PUBLIC ACCOUNTING FIRM OF AMB
        PROPERTY CORPORATION FOR THE FISCAL YEAR ENDING
        DECEMBER 31, 2006.                                      Management      For      For
---------------------------------------------------------------------------------------------------------
SIMON PROPERTY GROUP, INC.
---------------------------------------------------------------------------------------------------------
SECURITY                        828806109       MEETING TYPE                    Annual
TICKER SYMBOL                   SPG             MEETING DATE                    11-May-2006
ISIN                                            AGENDA                          932469605 - Management
---------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
---------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management

        1       BIRCH BAYH                                                      For      For

        2       MELVYN E. BERGSTEIN                                             For      For

        3       LINDA WALKER BYNOE                                              For      For

        4       KAREN N. HORN                                                   For      For

        5       REUBEN S. LEIBOWITZ                                             For      For

        6       J. ALBERT SMITH, JR.                                            For      For

        7       PIETER S. VAN DEN BERG                                          For      For

02      APPROVAL OF PROPOSED AMENDMENT TO STOCK                 Management      For      For
        INCENTIVE PLAN.

03      RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG        Management      For      For
        LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
        FIRM FOR 2006.

04      TO CONSIDER AND VOTE ON A STOCKHOLDER PROPOSAL          Shareholder     Against  For
---------------------------------------------------------------------------------------------------------
TAUBMAN CENTERS, INC.
---------------------------------------------------------------------------------------------------------
SECURITY                        876664103       MEETING TYPE                    Annual
TICKER SYMBOL                   TCO             MEETING DATE                    15-May-2006
ISIN                                            AGENDA                          932472361 - Management
---------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
---------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management

        1       WILLIAM S. TAUBMAN                                              For      For

        2       GRAHAM T. ALLISON                                               For      For

        3       PETER KARMANOS, JR.                                             For      For

02      RATIFICATION OF INDEPENDENT REGISTERED PUBLIC           Management      For      For
        ACCOUNTING FIRM RATIFICATION OF THE SELECTION OF
        KPMG LLP AS INDEPENDENT REGISTERED PUBLIC
        ACCOUNTING FIRM FOR 2006.
---------------------------------------------------------------------------------------------------------
AVALONBAY COMMUNITIES, INC.
---------------------------------------------------------------------------------------------------------
SECURITY                        053484101       MEETING TYPE                    Annual
TICKER SYMBOL                   AVB             MEETING DATE                    17-May-2006
ISIN                                            AGENDA                          932471220 - Management
---------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
---------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management

        1       BRYCE BLAIR                                                     For      For

        2       BRUCE A. CHOATE                                                 For      For

        3       JOHN J. HEALY, JR.                                              For      For

        4       GILBERT M. MEYER                                                For      For

        5       TIMOTHY J. NAUGHTON                                             For      For

        6       LANCE R. PRIMIS                                                 For      For

        7       H. JAY SARLES                                                   For      For

        8       ALLAN D. SCHUSTER                                               For      For

        9       AMY P. WILLIAMS                                                 For      For

02      TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS         Management      For      For
        THE COMPANY'S INDEPENDENT AUDITORS FOR THE YEAR
        ENDING DECEMBER 31, 2006.
---------------------------------------------------------------------------------------------------------
ARCHSTONE-SMITH TRUST
---------------------------------------------------------------------------------------------------------
SECURITY                        039583109       MEETING TYPE                    Annual
TICKER SYMBOL                   ASN             MEETING DATE                    17-May-2006
ISIN                                            AGENDA                          932475076 - Management
---------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
---------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management

        1       JAMES A. CARDWELL                                               For      For

        2       ERNEST A. GERARDI, JR.                                          For      For

        3       RUTH ANN M. GILLIS                                              For      For

        4       NED S. HOLMES                                                   For      For

        5       ROBERT P. KOGOD                                                 For      For

        6       JAMES H. POLK, III                                              For      For

        7       JOHN M. RICHMAN                                                 For      For

        8       JOHN C. SCHWEITZER                                              For      For

        9       R. SCOT SELLERS                                                 For      For

        10      ROBERT H. SMITH                                                 For      For

02      RATIFICATION OF APPOINTMENT OF KPMG LLP AS              Management      For      For
        AUDITORS FOR THE CURRENT FISCAL YEAR.
---------------------------------------------------------------------------------------------------------
SL GREEN REALTY CORP.
---------------------------------------------------------------------------------------------------------
SECURITY                        78440X101       MEETING TYPE                    Annual
TICKER SYMBOL                   SLG             MEETING DATE                    17-May-2006
ISIN                                            AGENDA                          932494901 - Management
---------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
---------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management

        1       JOHN H. ALSCHULER, JR.                                          For      For

        2       STEPHEN L. GREEN                                                For      For

02      TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS         Management      For      For
        OUR INDEPENDENT AUDITORS FOR THE FISCAL YEAR
        ENDING DECEMBER 31, 2006.
---------------------------------------------------------------------------------------------------------
KILROY REALTY CORPORATION
---------------------------------------------------------------------------------------------------------
SECURITY                        49427F108       MEETING TYPE                    Annual
TICKER SYMBOL                   KRC             MEETING DATE                    18-May-2006
ISIN                                            AGENDA                          932493012 - Management
---------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
---------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management

        1       JOHN B. KILROY, JR.                                             For      For

        2       DALE F. KINSELLA                                                For      For

02      APPROVAL OF 2006 INCENTIVE AWARD PLAN                   Management      For      For
        KIMCO REALTY CORPORATION
---------------------------------------------------------------------------------------------------------
SECURITY                        49446R109       MEETING TYPE                    Annual
TICKER SYMBOL                   KIM             MEETING DATE                    18-May-2006
ISIN                                            AGENDA                          932494862 - Management
---------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
--------------------------------------------------------------------------------------------------------

01      DIRECTOR                                                Management

        1       M. KIMMEL                                                       For      For

        2       M. COOPER                                                       For      For

        3       R. DOOLEY                                                       For      For

        4       M. FLYNN                                                        For      For

        5       J. GRILLS                                                       For      For

        6       D. HENRY                                                        For      For

        7       F.P. HUGHES                                                     For      For

        8       F. LOURENSO                                                     For      For

        9       R. SALTZMAN                                                     For      For

02      TO APPROVE A RECOMMENDATION BY THE EXECUTIVE            Management      For      For
        COMPENSATION COMMITTEE OF THE BOARD OF
        DIRECTORS THAT THE NUMBER OF SHARES OF THE
        COMPANY'S COMMON STOCK, PAR VALUE $0.01 PER
        SHARE, SUBJECT TO OPTION UNDER THE COMPANY'S 1998
        EQUITY PARTICIPATION PLAN BE INCREASED BY 5,000,000.

03      TO RATIFY THE APPOINTMENT OF
        PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S             Management      For      For
        INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

04      TO CONSIDER AND VOTE ON THE STOCKHOLDER                 Shareholder     For      Against
        PROPOSAL IF PROPERLY PRESENTED AT THE MEETING.
--------------------------------------------------------------------------------------------------------
ALEXANDRIA REAL ESTATE EQUITIES, INC
--------------------------------------------------------------------------------------------------------
SECURITY                        015271109       MEETING TYPE                    Annual
TICKER SYMBOL                   ARE             MEETING DATE                    18-May-2006
ISIN                                            AGENDA                          932495612 - Management
--------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
--------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management

        1       JERRY M. SUDARSKY                                               For      For

        2       JOEL S. MARCUS                                                  For      For

        3       JAMES H. RICHARDSON                                             For      For

        4       RICHARD B. JENNINGS                                             For      For

        5       RICHARD H. KLEIN                                                For      For

        6       MARTIN A. SIMONETTI                                             For      For

        7       ALAN G. WALTON                                                  For      For

        8       RICHMOND A. WOLF                                                For      For

02      RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG        Management      For      For
        LLP TO SERVE AS THE COMPANY'S INDEPENDENT
        REGISTERED PUBLIC ACCOUNTANTS FOR THE FISCAL
        YEAR ENDING DECEMBER 31, 2006.
--------------------------------------------------------------------------------------------------------
LIBERTY PROPERTY TRUST
--------------------------------------------------------------------------------------------------------
SECURITY                        531172104       MEETING TYPE                    Annual
TICKER SYMBOL                   LRY             MEETING DATE                    18-May-2006
ISIN                                            AGENDA                          932497349 - Management
--------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
--------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management

        1       WILLIAM P. HANKOWSKY                                            For      For

        2       DAVID L. LINGERFELT                                             For      For

        3       JOSE A. MEJIA                                                   For      For

        4       JOHN A . MILLER                                                 For      For

02      APPROVAL OF THE PROPOSAL TO RATIFY THE SELECTION        Management      For      For
        OF ERNST & YOUNG LLP AS THE TRUST'S INDEPENDENT
        REGISTERED PUBLIC ACCOUNTING FIRM FOR 2006.

03      APPROVAL OF THE PROPOSAL TO AMEND THE TRUST'S           Management      For      For
        AMENDED AND RESTATED SHARE INCENTIVE PLAN,
        INCLUDING AN AMENDMENT TO INCREASE THE NUMBER
        OF SHARES AVAILABLE FOR AWARDS THEREUNDER BY
        1,400,000 SHARES TO 12,826,256 SHARES.
--------------------------------------------------------------------------------------------------------
HOST HOTELS & RESORTS
--------------------------------------------------------------------------------------------------------
SECURITY                        44107P104       MEETING TYPE                    Annual
TICKER SYMBOL                   HST             MEETING DATE                    18-May-2006
ISIN                                            AGENDA                          932507633 - Management
--------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
--------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management

        1       ROBERT M. BAYLIS                                                For      For

        2       TERENCE C. GOLDEN                                               For      For

        3       ANN M. KOROLOGOS                                                For      For

        4       RICHARD E. MARRIOTT                                             For      For

        5       JUDITH A. MCHALE                                                For      For

        6       JOHN B. MORSE, JR.                                              For      For

        7       CHRISTOPHER J. NASSETTA                                         For      For

02      RATIFY APPOINTMENT OF KPMG LLP AS INDEPENDENT           Management      For      For
        AUDITORS.

03      STOCKHOLDER PROPOSAL TO ELECT DIRECTORS BY A            Shareholder     For      For
        MAJORITY VOTE STANDARD.
--------------------------------------------------------------------------------------------------------
VORNADO REALTY TRUST
--------------------------------------------------------------------------------------------------------
SECURITY                        929042109       MEETING TYPE                    Annual
TICKER SYMBOL                   VNO             MEETING DATE                    18-May-2006
ISIN                                            AGENDA                          932519537 - Management
--------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
--------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management

        1       STEVEN ROTH                                                     For      For

        2       MICHAEL D. FASCITELLI                                           For      For

        3        RUSSELL B. WIGHT, JR.                                          For      For

02      APPROVAL OF FULL ALLOTMENT OF SHARES AVAILABLE          Management      Against  Against
        UNDER THE 2002 OMNIBUS SHARE PLAN, AS AMENDED.

03      RATIFICATION OF SELECTION OF INDEPENDENT                Management      For      For
        REGISTERED PUBLIC ACCOUNTING FIRM.
--------------------------------------------------------------------------------------------------------
SPIRIT FINANCE CORPORATION
--------------------------------------------------------------------------------------------------------
SECURITY                        848568309       MEETING TYPE                    Annual
TICKER SYMBOL                   SFC             MEETING DATE                    19-May-2006
ISIN                                            AGENDA                          932457713 - Management
--------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
--------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management

        1       MORTON H. FLEISCHER                                             For      For

        2       CHRISTOPHER H. VOLK                                             For      For

        3       WILLIE R. BARNES                                                For      For

        4       LINDA J. BLESSING                                               For      For

        5       DENNIS E. MITCHEM                                               For      For

        6       PAUL F. OREFFICE                                                For      For

        7       JAMES R. PARISH                                                 For      For

        8       KENNETH B. ROATH                                                For      For

        9       CASEY J. SYLLA                                                  For      For

        10      SHELBY YASTROW                                                  For      For

02      PROPOSAL TO CONSIDER THE RATIFICATION OF THE            Management      For      For
        APPOINTMENT OF ERNST & YOUNG LLP AS THE
        COMPANY'S INDEPENDENT REGISTERED PUBLIC
        ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
        DECEMBER 31, 2006.
--------------------------------------------------------------------------------------------------------
VENTAS, INC.
--------------------------------------------------------------------------------------------------------
SECURITY                        92276F100       MEETING TYPE                    Annual
TICKER SYMBOL                   VTR             MEETING DATE                    19-May-2006
ISIN                                            AGENDA                          932483287 - Management
--------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
--------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management

        1       DEBRA A. CAFARO                                                 For      For

        2       DOUGLAS CROCKER II                                              For      For

        3       JAY M. GELLERT                                                  For      For

        4       RONALD G. GEARY                                                 For      For

        5       CHRISTOPHER T. HANNON                                           For      For

        6       SHELI Z. ROSENBERG                                              For      For

        7       THOMAS C. THEOBALD                                              For      For

02      DIRECTORS' PROPOSAL: TO RATIFY THE APPOINTMENT OF       Management      For      For
        ERNST & YOUNG LLP AS THE INDEPENDENT AUDITORS
        FOR FISCAL YEAR 2006.

03      DIRECTORS' PROPOSAL: TO APPROVE THE ADOPTION OF         Management      For      For
        THE VENTAS, INC. 2006 INCENTIVE PLAN.

04      DIRECTORS' PROPOSAL: TO APPROVE THE ADOPTION OF         Management      For      For
        THE VENTAS, INC. 2006 STOCK PLAN FOR DIRECTORS.
--------------------------------------------------------------------------------------------------------
BIOMED REALTY TRUST, INC.

SECURITY                        09063H107       MEETING TYPE                    Annual
TICKER SYMBOL                   BMR             MEETING DATE                    19-May-2006
ISIN                                            AGENDA                          932493404 - Management
--------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
--------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management

        1       ALAN D. GOLD                                                    For      For

        2       BARBARA R. CAMBON                                               For      For

        3       EDWARD A. DENNIS, PH.D.                                         For      For

        4       GARY A. KREITZER                                                For      For

        5       MARK J. RIEDY, PH.D.                                            For      For

        6       THEODORE D. ROTH                                                For      For

        7       M. FAYE WILSON                                                  For      For

02      RATIFICATION OF THE SELECTION OF KPMG LLP AS THE        Management      For      For
        COMPANY'S INDEPENDENT REGISTERED PUBLIC
        ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31,
        2006.
--------------------------------------------------------------------------------------------------------
HILTON HOTELS CORPORATION
--------------------------------------------------------------------------------------------------------
SECURITY                        432848109       MEETING TYPE                    Annual
TICKER SYMBOL                   HLT             MEETING DATE                    24-May-2006
ISIN                                            AGENDA                          932512216 - Management
--------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
--------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management

        1       CHRISTINE GARVEY                                                For      For

        2       PETER M. GEORGE                                                 For      For

        3       BARRON HILTON                                                   For      For

        4       JOHN L. NOTTER                                                  For      For

02      RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG        Management      For      For
        LLP TO SERVE AS THE COMPANY'S INDEPENDENT
        REGISTERED PUBLIC ACCOUNTING FIRM FOR 2006.

03      A STOCKHOLDER PROPOSAL CONCERNING VOTING                Shareholder     For      Against
        STANDARDS FOR THE ELECTION OF DIRECTORS.

04      A STOCKHOLDER PROPOSAL CONCERNING THE                   Shareholder     For      Against
        COMPANY'S STOCKHOLDER RIGHTS PLAN.
--------------------------------------------------------------------------------------------------------
RECKSON ASSOCIATES REALTY CORP.
--------------------------------------------------------------------------------------------------------
SECURITY                        75621K106       MEETING TYPE                    Annual
TICKER SYMBOL                   RA              MEETING DATE                    25-May-2006
ISIN                                            AGENDA                          932495193 - Management
--------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
--------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management

        1       SCOTT H. RECHLER                                                For      For

        2       MICHAEL MATURO                                                  For      For

        3       DOUGLAS CROCKER II                                              For      For

        4       ELIZABETH MCCAUL                                                For      For

        5       RONALD H. MENAKER                                               For      For

        6       PETER QUICK                                                     For      For

        7       LEWIS S. RANIERI                                                For      For

        8       JOHN F. RUFFLE                                                  For      For

        9       STANLEY STEINBERG                                               For      For

02      TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS         Management      For      For
        THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
        FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING
        DECEMBER 31, 2006.
--------------------------------------------------------------------------------------------------------
EQUITY RESIDENTIAL
--------------------------------------------------------------------------------------------------------
SECURITY                        29476L107       MEETING TYPE                    Annual
TICKER SYMBOL                   EQR             MEETING DATE                    25-May-2006
ISIN                                            AGENDA                          932499139 - Management
--------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
--------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management

        1       JOHN W. ALEXANDER                                               For      For

        2       CHARLES L. ATWOOD                                               For      For

        3       STEPHEN O. EVANS                                                For      For

        4       JAMES D. HARPER, JR.                                            For      For

        5       BOONE A. KNOX                                                   For      For

        6       DAVID J. NEITHERCUT                                             For      For

        7       DESIREE G. ROGERS                                               For      For

        8       SHELI Z. ROSENBERG                                              For      For

        9       GERALD A. SPECTOR                                               For      For

        10      B. JOSEPH WHITE                                                 For      For

        11      SAMUEL ZELL                                                     For      For

02      RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP      Management      For      For
        AS THE COMPANY'S INDEPENDENT AUDITOR FOR THE
        YEAR ENDING DECEMBER 31, 2006.
--------------------------------------------------------------------------------------------------------
U-STORE-IT TRUST
--------------------------------------------------------------------------------------------------------
SECURITY                        91274F104       MEETING TYPE                    Annual
TICKER SYMBOL                   YSI             MEETING DATE                    25-May-2006
ISIN                                            AGENDA                          932510197 - Management
--------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
--------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management

        1       ROBERT J. AMSDELL                                               For      For

        2       BARRY L. AMSDELL                                                For      For

        3       THOMAS A. COMMES                                                For      For

        4       J.C. (JACK) DANNEMILLER                                         For      For

        5       W.M. DIEFENDERFER III                                           For      For

        6       HAROLD S. HALLER                                                For      For

        7       DAVID J. LARUE                                                  For      For

        8       DEAN JERNIGAN                                                   For      For
--------------------------------------------------------------------------------------------------------
PROLOGIS
--------------------------------------------------------------------------------------------------------
SECURITY                        743410102       MEETING TYPE                    Annual
TICKER SYMBOL                   PLD             MEETING DATE                    26-May-2006
ISIN                                            AGENDA                          932469528 - Management
--------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
--------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management

        1       K. DANE BROOKSHER                                               For      For

        2       STEPHEN L. FEINBERG                                             For      For

        3       GEORGE L. FOTIADES                                              For      For

        4       CHRISTINE N. GARVEY                                             For      For

        5       DONALD P. JACOBS                                                For      For

        6       WALTER C. RAKOWICH                                              For      For

        7       NELSON C. RISING                                                For      For

        8       JEFFREY H. SCHWARTZ                                             For      For

        9       D. MICHAEL STEUERT                                              For      For

        10      J. ANDRE TEIXEIRA                                               For      For

        11      WILLIAM D. ZOLLARS                                              For      For

        12      ANDREA M. ZULBERTI                                              For      For

02      APPROVAL AND ADOPTION OF THE 2006 LONG-TERM             Management      For      For
        INCENTIVE PLAN.

03      RATIFY THE APPOINTMENT OF THE INDEPENDENT               Management      For      For
        REGISTERED PUBLIC ACCOUNTING FIRM FOR 2006.

04      TO VOTE AND OTHERWISE REPRESENT THE                     Management      Against  Against
        UNDERSIGNED ON ANY OTHER MATTER THAT MAY
        PROPERLY COME BEFORE THE MEETING OR ANY
        ADJOURNMENT OR POSTPONEMENT THEREOF IN THE
        DISCRETION OF THE PROXY HOLDER.
--------------------------------------------------------------------------------------------------------
THE MACERICH COMPANY
--------------------------------------------------------------------------------------------------------
SECURITY                        554382101       MEETING TYPE                    Annual
TICKER SYMBOL                   MAC             MEETING DATE                    01-Jun-2006

ISIN                                            AGENDA                          932505413 - Management
--------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                TYPE            VOTE     FOR/AGAINST
                                                                                         MANAGEMENT
--------------------------------------------------------------------------------------------------------
01      DIRECTOR                                                Management

        1       ARTHUR M. COPPOLA                                               For      For

        2       JAMES S. COWNIE                                                 For      For

        3       MACE SIEGEL                                                     For      For

02      RATIFICATION OF THE APPOINTMENT OF DELOITTE &           Management      For      For
        TOUCHE LLP AS THE COMPANY'S INDEPENDENT
        ACCOUNTANTS FOR THE YEAR ENDING DECEMBER 31,
        2006.

03      STOCKHOLDER PROPOSAL REGARDING EXECUTIVE                Shareholder     For             Against
        COMPENSATION.

-----------------------------------------------------------------------------------------------------------------------------
KEPPEL LAND LTD
-----------------------------------------------------------------------------------------------------------------------------
SECURITY                V87778102                               MEETING TYPE                    Extraordinary General Meeting
TICKER SYMBOL                                                   MEETING DATE                    11-APR-2006
ISIN                    SG1R31002210                            AGENDA                          700903253 - Management

-----------------------------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
1.  Authorize: a) the Company, subject to the approval of  Resolution     Management      For             For
2 by shareho lders of the Company, to distribute up to SGD 264.3 million, comprising up to 144.4 million units in k-Reit Asia  the
'Units'  by way of a dividend in speci e in lieu of a cash dividend the 'distribution in  specie'  to shareholders of the Company  the
'Shareholders'  on the basis of 1 unit for every 5 shares i n the
Company  the 'shares' , free from encumbrances and together
with all rig hts attaching thereto, held as at 5 p.m. on the books closure date to be announced the 'Books Closure Date' provided always: that where the Directors of t he Company are of the view that the distribution of units to any shareholder w hose registered address as recorded in the register of members of the Company or in the depository register maintained by the Central Depository
Pte  Limited 'CDP' on the Books Closure Date is outside
Singapore  the 'Overseas Share holders'  may infringe any
relevant foreign law or necessitate compliance with conditions or requirements which the Directors of the Company in their absolu te discretion regard as onerous or impracticable by reason of costs, delay or otherwise, such units shall not be distributed to such overseas shareholders, but shall be distributed to such persons as the Directors of the Company may a ppoint for the purposes of sale  on such terms and conditions as the Directors of the Company deem fit , and that the aggregate amount of the
proceeds if a ny  thereof, after deducting all dealing and other expenses in connection ther ewith, be distributed proportionately to and among all such Overseas Sharehold ers according to their respective entitlements to the units as at the Books Cl osure Date in full satisfaction of their rights to the shares, provided that w here the amount of such proceeds to be paid to any particular relevant
Oversea s Shareholder is less than SGD 10.00, such amount shall be retained for the be nefit of the Company or otherwise dealt with in such manner and on such terms and conditions as the Directors of the Company deem fit and no Overseas Shareh older shall
have any claim whatsoever  including in respect of any such sale or the timing thereof  against the Company, and/or CDP in
connection therewith, and that in the case of shareholders whose shares are not deposited with CDP and whose registered
addresses as at Books Closure Date, as recorded in the re gister of members of the Company for the service of notice and
documents, are in Singapore 'Scrip-Based Shareholders' and
who have not opened their securi ties account with CDP, the unit registrar and unit transfer office, Lim associates Pte Ltd, will send each of such Scrip-Based Shareholder a notification letter confirming the number of units they are entitled to and their entitleme nts shall be recorded in the register of unitholders, which entries shall be conclusive evidence of the number of units held by each Scrip-Based Shareholder, and Lim Associates  Pte  Ltd shall hold the units on behalf of these Scrip-B ased Shareholders pending further instructions from them, and b) the Directors of the
Company and each of them to complete and to do all such acts and thing s, decide all questions and exercise all discretions including approving, mod ifying and executing all documents  as they may consider necessary or expedien t in connection with the distribution in specie and/or to give effect to the distribution"

2.   Approve, subject to the approval of Resolution 1 by shareholders       Management      For             For
of the Company, the following interested party agreements  the
'Interested Party Agreements' : i) the trust deed entered into between RBC Dexia Trust Services Singapore Limited and K-Reit
Asia Management Limited, the trustee  the 'Trustee'and ma
nager (the 'Manager') of K-Reit Asia, respectively; ii) the Put and
Call Optio n Agreements entered into between the trustee and each of keppel Land  Tower D Pte Ltd, Mansfield Realty Limited and Bch Office Investment Pte Ltd for the acquisition of the approximately 44% interest held in prudential tower buildin g
'Prudential Tower', the 100% interest in Keppel Towers and GE
Tower  'Kepp el  Tower And GE Tower'  and the 100% interest in
Bugis Junction Towers  'Bugi s Junction Towers', respectively; iii)
the Property Management Agreement ente red into by the Trustee and the Manager with k-Reit Asia Property Management P te Ltd, as Property Manager of k-Reit Asia, for the operation,
maintenance, management and marketing of Prudential Tower
Property, Keppel Towers and GE Tower and Bugis Junction
Towers; iv) the Bridging Loan Agreement entered into betw een the trustee and Kephinance Investment Pte Ltd,a wholly-owned subsidiary of keppel Corp Ltd, pursuant to which Kephinance
Investment Pte Ltd has agreed to provide a bridging loan facility in an aggregate principal amount of up to S GD 200 million to K-
Reit Asia, and v) the leasing of office premises at 06-01, 06-06/10,
14th and 15th floor of Bugis Junction Towers to Keppel Land
Interna tional Limited, a wholly-owned subsidiary of the Company for a term of 14 year s as follows: a 1st lease term of 7 years less
1 day from 16 SEP 1995 to 14 SE P 2002; a 2nd lease term of 4 years from 16 SEP 2002 to 15 SEP 2006, and a 3rd lease term of
3 years less 1 day commencing immediately upon the expiry of th
e 2nd lease term, the rent chargeable for the 3rd lease term shall be the prevailing market rent of the premises excluding tenant's contribution  subject t o a 15% discount which is the same as the
2nd lease term; which Interested Par ty Agreements shall not be subject to Rules 905 and 906 of the listing manual in so far as, in respect of each such agreement, there are no subsequent chang es to the rates and/or basis of the fees charged there under which will advers ely affect k-Reit Asia, and in the event that a renewal of such agreements is required, the renewal will be subject to Rules
905 and 906 of the listing manual

-----------------------------------------------------------------------------------------------------------------------------
UNIBAIL HOLDING, PARIS
-----------------------------------------------------------------------------------------------------------------------------
SECURITY                F95094110                               MEETING TYPE                    MIX
TICKER SYMBOL                                                   MEETING DATE                    19-Apr-2006
ISIN                    FR0000124711                            AGENDA                          700902629 - Management

-----------------------------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------

Registered Shares: 1 to 5 days prior to the meeting date, depends          Non-Voting
on company's by-laws.Bearer Shares: 6 days prior to the meeting date. French Resident Shareowners must complete, sign and
forward the Proxy Card directly to the subcustodian. Please
contact your Client Service Representative to obtain the necessary card, account details and directions.The following applies to
Non-Resident Shareowners: Proxy Cards: ADP will forward voting instructions to the Global Custodians that have become
Registered Intermediaries, on ADP Vote Deadline Date. In
capacity as Registered Intermediary, the Global Custodian will sign the Proxy Card and forward to the local custodian. If you are unsure whether your Global Custodian acts as Registered
Intermediary, please contact ADP. Trades/ Vote Instructions:
Since France maintains a Verification Period, for vote instructions submitted that have a trade transacted (sell) for either the full security position or a partial amount after the vote instruction has
been submitted to ADP and the Global Custodian advises ADP of the position change via the account position collection process,
ADP has a process in effect which will advise the Global
Custodian of the new account position available for voting. This will ensure that the local custodian is instructed to amend the vote instruction and release the shares for settlement of the sale transaction. This procedure pertains to sale transactions with a settlement date prior to Meeting Date + 1"

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT                               Non-Voting
REACH QUORUM, THERE WILL BE A SECOND CALL ON 27
APR 2006. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. PLEASE BE ALSO ADVISED THAT YOUR
SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
THE MEETING IS CANCELLED . THANK YOU.

O.1     Receive the report of the Board of Directors and the Auditors'      Management      For             For
        general report and approve the Company's financial statements and the balance sheet for the Y E 31 DEC 2005

O.2     Receive the report of the Auditors and the Statutory Auditors and   Management      For             For
        approve the consolidated financial statements for the said FY

O.3     Approve to appropriate the income of the FY as follows:             Management      For             For
        income for the FY: EUR 222,969,186.00; previous retained
        earnings: EUR 229,226,170.00; distributable income: EUR
        452,195,356.00; total dividend: EUR 182,924,576.00; to
        appropriate the profit for the year of EUR
        269,270,780.00 to the retained earnings account;
        acknowledge that 3 interim dividends for an amount of
        EUR 2.85 were already paid, and the remaining dividend
        of EUR 1.15 will be paid on 17 JUL 2006; i. e. total
        dividend: EUR 4.00

O.4     Acknowledge the special report of the Auditors on the               Management      For             For
        agreements governed by t he Articles L. 225-38 ET SEQ of
        the French Commercial Code and approve the said report
        and the agreements referred to therein

O.5     Approve to renew the appointment of Mr. Francois Jaclot             Management      For             For
        as a Director for a period of 3 years

O.6     Approve to renew the appointment of Mr. Claude Tendil as            Management      For             For
        a Director for a period of 3 years

O.7     Appoint Mr. Guillaume Poitrinal as a Director for a                 Management      For             For
        period of 3 years

O.8     Appoint Mr. Bernard Michel as a Director for a period of            Management      For             For
        3 years

O.9     Authorize the Board of Directors, in supersession of the            Management      For             For
        authorization granted by the shareholders' meeting of 28
        APR 2005 set forth in Resolution Number 14, to buy back
        the Company's shares on the open market, subject to the
        conditions as follows: maximum purchase price: EUR
        140.00; minimum sale price: EUR 100.00; maximum number
        of shares that may be acquired: 10% of the share
        capital, maximum funds invested in the share buy backs:
        EUR 500,000,000.00; Authority expires at the end of 18
        months; and to take all necessary measures and
        accomplish all necessary formalities

E.10    Authorize the Board of Directors, in supersession of                Management      For             For
        the authorization granted by the shareholders' meeting
        of 28 APR 2005 in its Resolution Number 16, to reduce
        the share capital, by canceling all or part of the
        shares held by the Company in connection with the Stock
        Repurchase Plan decided in the 9 Resolution, up to a
        maximum of 10% of the share capital over a 24 month
        period; Authority is given for 18 months

E.11    Authorize the Board of Directors, in supersession of                Management      For             For
        the authorization granted by the shareholders' meeting
        of 17 JUN 2003 in its Resolution Number 9, to in crease
        the share capital, on one or more occasions, in favor of
        the employees and the Executives of the Company;
        Authority expires at the end of 38 months; and for an
        amount that shall not exceed 3% of the share capital;
        the shareho lders' meeting decides to cancel the
        shareholders' preferential subscription rights

E.12    Grant all powers to the bearer of an original, a copy               Management      For             For
        or an extract of the minutes of this meeting to carry
        our all fillings, publications and other formalities
        prescribed by law

-----------------------------------------------------------------------------------------------------------------------------
AEDES SPA STA LIGURE LOMBARDA PER IMPRESE & COSTRU
-----------------------------------------------------------------------------------------------------------------------------
SECURITY                T89843105                               MEETING TYPE                    Ordinary General Meeting
TICKER SYMBOL                                                   MEETING DATE                    24-Apr-2006
ISIN                    IT0000074028                            AGENDA                          700914458 - Management
-----------------------------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
         PLEASE NOTE IN THE EVENT THE MEETING DOES NOT                      Non-Voting
         REACH QUORUM THERE WILL BE A SECOND CALL ON 02
         MAY 2006 AT 14.30 P.M. YOUR VOTING INSTRUCTIONS WILL
         REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA IS
         AMENDED. PLEASE BE ALSO ADVISED THAT YOUR SHARES
         WILL BE BLOCKED UNTIL THE QUORUM IS MET OR THE
         MEETING IS CANCELLED. THANK YOU."

1.      Receive the financial statement at 31 DEC 2005 and Board            Management      For             For
        of Directors and Auditors report

2.      Appoint and approve the emoluments of the Board of                  Management      For             For
        Directors

3.      Appoint and approve the emoluments of the Board of                  Management      For             For
        Auditors and Chairman

4.      Appoint the Independent Auditors                                    Management      For             For

5.      Approve the revocation concerning the authorization to              Management      For             For
        buy and use own shares and grant a new authorization

-----------------------------------------------------------------------------------------------------------------------------
IGD - IMMOBILIARE GRANDE DISTRIBUZIONE SPA, VILLAN
-----------------------------------------------------------------------------------------------------------------------------
SECURITY                T5331M109                               MEETING TYPE                    MIX
TICKER SYMBOL                                                   MEETING DATE                    28-Apr-2006
ISIN                    IT0003745889                            AGENDA                          700914535 - Management

-----------------------------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------

        PLEASE NOTE IN THE EVENT THE MEETING DOES NOT                      Non-Voting
        REACH QUORUM THERE WILL BE A SECOND CALL ON 29
        APR 2006. YOUR VOTING INSTRUCTIONS WILL REMAIN
        VALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED.
        PLEASE BE ALSO ADVISED THAT YOUR SHARES WILL BE
        BLOCKED UNTIL THE QUORUM IS MET OR THE MEETING IS
        CANCELLED. THANK YOU"

        PLEASE NOTE THAT IN ADDITONAL TO BANCA INTESA'S
        STANDARD FEES FOR THE ISSUING OF COMMUNICATIONS
        TO THE COMPANIES TO ATTEND THE MEETINGS, YOU WILL
        BE CHARGED DIRECTLY AND ON A SEPARATE BASIS WITH
        THE PROXY AGENT'S FEES, WHICH RANGE FROM EUR 300
        TO EUR 500 PER MEETING, THANK YOU."                                 Non-Voting

O.1     Approve the financial statements as at 31 DEC 2005,                 Management      For             For
        Board of Directors' report on management activity,
        Internal and External Auditors report; resolutions
        related thereto and receive the consolidated balance as
        at 31 DEC 2005

o.2     Appoint Board of Directors' Members and after stating               Management      For             For
        the number of the Members and of their remuneration

o.3     Appoint the Internal Auditors and their Chairman and                Management      For             For
        approve their emolument

o.4     Grant authority to buy and sell own shares                          Management      For             For

e.1     Approve the merger for Incorporation Plan of the Company            Management      For             For
        IGD S.P.A. into the Company Gescom SRL, consequent
        deliberations

e.2     Amend Article 11.2 of the By-laws                                   Management      For             For

-----------------------------------------------------------------------------------------------------------------------------
CAPITALAND LTD
-----------------------------------------------------------------------------------------------------------------------------
SECURITY                Y10923103                               MEETING TYPE                    Annual General Meeting
TICKER SYMBOL                                                   MEETING DATE                    28-Apr-2006
ISIN                    SG1J27887962                            AGENDA                          700915880 - Management
-----------------------------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------

1.      Receive and adopt the Directors' report and the audited             Management      For             For
        accounts for the YE 31 DEC 2005 and the Auditors' report
        thereon

2.      Declare a first and final dividend of SGD 0.06 per share            Management      For             For
        and a special dividend of SGD 0.12 per share, less
        Singapore income tax at 20%, for the YE 31 DEC 2005

3.      Approve the sum of SGD 1,072,692 as Directors' fees for             Management      For             For
        the YE 31 DEC 2005

4.I     Re-elect Mr. Andrew Robert Fowell Buxton as a Director              Management      For             For
        who retires by rotation pursuant to Article 95 of the
        Articles of Association of the Company

4.II    Re-elect Mr. Jackson Peter Tai as a Director who retires            Management      For             For
        by rotation pursuant to Article 95 of the Articles of
        Association of the Company

5.I     Re-elect Professor Robert Henry Edelstein as a Director             Management      For             For
        who retires pursuant to Article 101 of the Articles of
        Association of the Company

5.II    Re-elect Dr. Victor Fung Kwok King as a Director who                Management      For             For
        retires pursuant to Article 101 of the Articles of
        Association of the Company

5.III   Re-elect Mr. James Koh Cher Siang as a Director who                 Management      For             For
        retires pursuant to Article 101 of the Articles of
        Association of the Company

5.IV    Re-elect Mrs Arfat Pannir Selvam as a Director who                  Management      For             For
        retires pursuant to Article 101 of the Articles of
        Association of the Company

6.I     Re-appoint Dr. Hu Tsu Tau as a Director, who retires                Management      For             For
        under Section 153(6) of t he Companies Act, Chapter 50
        of Singapore, until the next AGM

6.II    Re-appoint Mr. Hsuan Owyang as a Director, who retires              Management      For             For
        under Section 153(6) of the Companies Act, Chapter 50 of
        Singapore, until the next AGM

6.III   Re-appoint Mr. Lim Chin Beng as a Director, who retires             Management      For             For
        under Section 153(6) o f the Companies Act, Chapter 50
        of Singapore, until the next AGM

7.      Re-appoint Messrs. KPMG as the Auditors of the Company              Management      For             For
        and authorize the Directors to fix their remuneration

8.      Transact any other business                                         Other           Against          *

9.A     Authorize the Directors of the Company to: a) (i) issue             Management      For             For
        shares in the capital of the Company shares whether by
        way of rights, bonus or otherwise; and/or ( ii) make or
        grant offers, agreements or options collectively,
        Instruments that might or would require shares to be
        issued, including but not limited to the creation and
        issue of as well as adjustments to warrants, debentures
        or other instruments convertible into shares, at any
        time and upon such terms and conditions and for such
        purposes and to such persons as the Directors may in
        their absolute discretion deem fit; and b)
        notwithstanding the authority confer red by this
        resolution may have ceased to be in force issue shares
        in pursuance of any Instrument made or granted by the
        Directors while this resolution was in force, provided
        that: 1) the aggregate number of shares to be issued
        pursuant to this resolution including shares to be

        issued in pursuance of Instruments made or granted pursuant to this resolution does not exceed 50% of the issued share capital of the Company as specified, of which the aggregate number of shares to be issued other than on a pro rata basis to shareholders of the Company including shares to be issued in pursuance of Instruments made or granted pursuant to this resolution does not exceed 20% of the issued share capital of the Company as specified
        ; 2) subject to such manner of calculation as may be prescribed by the Singapore Exchange Securities Trading
        Limited for the purpose of determining the aggregate number of shares that may be issued as specified, the percentage of issued share capital shall be based on the issued share capital of the Company at the time this resolution is passed, after adjusting for: (i) new shares arising from the conversion or exercise of any convertible securities or share options or vesting of share awards which are outstanding or subsisting at the time this resolution is passed; and (ii) any subsequent consolidation or subdivision of shares; 3) in exercising the authority conferred by this resolution, the Company shall comply with the provisions of the Listing Manual of the Singapore Exchange Securities Trading Limited for the time being in force unless such compliance has been waived by the Singapore Exchange Securities Trading
        Limited and the Articles of Association for the time being of the Company; Authority expires the earlier of the conclusion of the next AGM of the Company or the date by which the next AGM of the Company is required by law to be held

9.B     Authorize the Board of Directors to offer and grant                 Management      Against         Against
        options in accordance with the provisions of the
        Capitaland Share Option Plan Share Option Plan and/or to
        grant awards in accordance with the provisions of the
        Capitaland Performance Share Plan Performance Share Plan
        and/or the Capitaland Restricted Stock Plan Restricted
        Stock Plan the Share Option Plan, the Performance Share
        Plan and the Restricted Stock Plan, together the Share
        Plans ; and to allot and issue from time to time such
        number of shares in the Company as may be required to be
        issued pursuant to the exercise of options under the
        Share Option Plan and/or such number of fully paid
        shares in the Company as may be required to be issued
        pursuant to the vesting of awards under the Performance
        Share Plan and/or the Restricted Stock Plan, provided
        that the aggregate number of shares to be issued
        pursuant to the Share Plans shall not exceed 15% of the
        total issued share capital of the Company from time to
        time
-----------------------------------------------------------------------------------------------------------------------------
CAPITALAND LTD
-----------------------------------------------------------------------------------------------------------------------------
SECURITY                Y10923103                               MEETING TYPE                    ExtraOrdinary General Meeting
TICKER SYMBOL                                                   MEETING DATE                    28-Apr-2006
ISIN                    SG1J27887962                            AGENDA                          700915905 - Management
-----------------------------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------

S.1     Amend the Articles 2, 3, 4, 5, 6, 8, 9, 10, 11, 12, 14,             Management      For             For
        15, 17, 19, 21(C), 22, 25, 28, 38, 40, 41, 47, 48, 49,
        50, 51, 54, 59, 64, 65, 68, 79, 92, 93, 94, 9 7, 100,
        102(C), 103(A), 103(B), 107, 111, 114, 116, 124, 127,
        130, 136, 139, 1 42, 144 and 150 of the Articles of
        Association of the Company the Articles together with
        the headings appearing above Articles 3 and 136 be
        altered and amend a new Article 5 and heading above new
        Article 5 be inserted as specified

-----------------------------------------------------------------------------------------------------------------------------
KEPPEL LAND LTD
-----------------------------------------------------------------------------------------------------------------------------
SECURITY                V87778102                               MEETING TYPE                    ExtraOrdinary General Meeting
TICKER SYMBOL                                                   MEETING DATE                    28-Apr-2006
ISIN                    SG1R31002210                            AGENDA                          700918420 - Management
-----------------------------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------

S.1     Amend the Memorandum and Articles of Association of the             Management      For             For
        Company as specified; and authorize the Directors of the
        Company and/or any of them to complete and to do all
        such act and things, and to approve, modify, ratify and
        execute such documents, acts and things as they may
        consider necessary, desirable or expedient to give
        effect to this Resolution S.1

2.      Authorize the Directors of the Company, for the purposes            Management      For             For
        of the Companies Act, Chapter 50 of Singapore the
        Companies Act, to purchase or otherwise acquire issued
        ordinary shares fully paid in the capital of the Company
        the Shares not exceeding in aggregate the maximum limit,
        at such prices as may be determined by the Directors of
        the Company from time to time up to the maximum price,
        whether by way of: (a) market purchases each a Market
        Purchase on the Singapore Exchange Securities Trading
        Limited SGX-ST; and/or (b) off-market purchase(s) (each
        an 'Off-Market Purchase' in accordance with any equal
        access schemes as may be determined or formulated by the
        Directors as they consider fit, which schemes shall
        satisfy all the conditions prescribed by the Companies
        Act, and otherwise in accordance with all other Laws and
        regulations, including but not limited to, the
        provisions of the Companies Act and listing rules of the
        SGX-ST as may for the time being be applicable, be and
        is hereby authorized and approved generally and
        unconditionally the 'Share Purchase Mandate'; (2)
        unless varied or revoked by the members of the Company
        in a general meeting, the authority conferred on the
        Directors of the Company pursuant to the Share Purchase
        Mandate may be exercised by the Directors of the Company
        at any time and from time to time during the period
        commencing from the date of the passing of this ordinary
        resolution and expiring on the earlier of: (a) the date
        on which the next AGM of the Company AGM is held or
        required by law to be held; or (b) the date on which the
        purchases or acquisitions of shares by the Company
        pursuant to the share purchase mandate are carried out
        to the full extent mandated, whichever is the earlier

3.      Approve, for the purposes of Chapter 9 of the Listing               Management      For             For
        Manual of the SGX-ST, for the Company, its subsidiaries
        and target associated Companies or any of them to enter
        into any of the transactions falling within the types of
        Interested Person Transactions, particulars of which are
        as specified, with any party who is of the class of
        Interested Persons as specified, provided that such
        transactions are made on normal commercial terms and
        will not be prejudicial to the interests of the Company
        and its minority shareholders and in accordance with the
        review procedures set as specified; the IPT Mandate
        shall, unless revoked or varied by the Company in
        general meeting, continue in force until the date that
        the next AGM of the Company is held or is required
        By-Law to be held, whichever is earlier; authorize the
        Audit Committee of the Company to take such action as it
        deems proper in respect of such procedures and/or to
        modify or implement such procedures as may be necessary
        to take into

        consideration any amendment to Chapter 9 of the Listing Manual which may be prescribed by the SGX-ST from time to time;
        and authorize the Directors of the Company and/or any of them to complete and do all such acts and things including executing all such documents as may be required as they may consider expedient or necessary or in the interest of the Company to give effect to this ordinary resolution

-----------------------------------------------------------------------------------------------------------------------------
KEPPEL LAND LTD
-----------------------------------------------------------------------------------------------------------------------------
SECURITY                V87778102                               MEETING TYPE                    Annual General Meeting
TICKER SYMBOL                                                   MEETING DATE                    28-Apr-2006
ISIN                    SG1R31002210                            AGENDA                          700918557 - Management
-----------------------------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------

1.      Receive and adopt the Directors' report and accounts for            Management      For             For
        the YE 31 DEC 2005

2.      Approve the first and final dividend of 10% or 5 cents              Management      For             For
        per share as recommended by the Directors for the YE 31
        DEC 2005

3.      Re-elect Mrs. Lee Ai Ming as a Director who are retiring            Management      For             For
        in accordance with Article 94 of the Articles of
        Association of the Company

4.      Re-elect Mr. Choo Chiau Beng as a Director who are                  Management      For             For
        retiring in accordance with Article 94 of the Articles
        of Association of the Company

5.      Re-elect Mr. Teo Soon Hoe as a Director who are retiring            Management      For             For
        in accordance with Article 94 of the Articles of
        Association of the Company

6.      Approve Directors' fees of SGD 610,000 for the YE 31 DEC            Management      For             For
        2005

7.      Re-appoint Messrs Ernst & Young as Auditors and to                  Management      For             For
        authorize the Directors to fix their remuneration

8.      Authorize the Directors of the Company, pursuant to                 Management      For             For
        Section 161 of the Companies Act Chapter 50 of Singapore
        and Article 8(B) of the Company's Articles of
        Association to: issue shares in the capital of the
        Company Shares whether by way of right, bonus or
        otherwise, and including any capitalization pursuant to
        Article 136 of the Company's Articles of Association of
        any sum for the time being standing to the credit of any
        of the Company's reserve accounts or any sum standing to
        the credit of the profit and loss account or otherwise
        available for distribution; and/or make or grant offers,
        agreements or options that might or would require Shares
        to be issued including but not limited to the creation
        and issue of warrants, debentures or other instruments
        convertible into Shares collectively Instruments, at any
        time and upon such terms and conditions and for such
        purposes and to such persons as the Directors may in
        their absolute discretion deem fit; and notwithstanding
        that the authority so conferred by this Resolution may
        have ceased to be in force issue Shares in pursuance of
        any Instrument made or granted by the Directors while
        the authority was in force, provided that: (i) the
        aggregate number of Shares to be issued pursuant to this
        Resolution including Shares to be issued in pursuance of
        Instruments made or granted pursuant thereto and any
        adjustments effected under any relevant Instrument, does
        not exceed 50% of the issued Shares in the capital of
        the Company of which the aggregate number of Shares to
        be issued other than on a prorate basis to shareholders
        of the Company including Shares to be issued in
        pursuance of Instruments made or granted pursuant to
        this Resolution and any adjustments effected under any
        relevant Instrument does not exceed 20% of the issued
        Shares in the capital of the Company; (ii) for the
        purpose of determining the aggregate number of shares
        that may be issued in this Resolution, the percentage of
        issued Shares shall be calculated based on the number of
        issued shares in the capital of the Company as at the
        date of the passing of this Resolution after adjusting
        for: (aa) new Shares arising from the conversion or
        exercise of convertible securities; (bb) new Shares
        arising from exercising share options or vesting of
        share awards outstanding or subsisting as at the date of
        the passing of this

        Resolution approving the mandate, provided the options or awards were granted in compliance with the rules and regulations of the Singapore Exchange Securities Trading
        Limited the SGX- ST; and (cc) any subsequent consolidation or sub-division of shares; and in exercising the power to make or grant Instruments including the making of any adjustments under the relevant Instrument, the Company shall comply with the provisions of the Li sting Manual of the SGX-ST for the time being in force unless such compliance has been waived by the SGX-ST and the Articles of Association for the time being of the Company; and Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM of the Company is required by law to be held

                        Transact other business                 Non-Voting
-----------------------------------------------------------------------------------------------------------------------------
ALLGREEN PROPERTIES LTD
-----------------------------------------------------------------------------------------------------------------------------
SECURITY                Y00398100                               MEETING TYPE                    Annual General Meeting
TICKER SYMBOL                                                   MEETING DATE                    28-Apr-2006
ISIN                    SG1G61871305                            AGENDA                          700926871 - Management
-----------------------------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------

1.      Receive and adopt the audited accounts of the Company               Management      For             For
        for the YE 31 DEC 2005 and the reports of Directors and
        Auditors thereon

2.      Declare a first and final dividend of 6 cents per share             Management      For             For
        less income tax for the YE 31 DEC 2005

3.      Approve the payment of SGD 322,500 as the Directors'                Management      For             For
        fees for the YE 31 DEC 2005 2003: SGD 238,000

4.      Re-elect Mdm. Kuok Oon Kwong as a Director, who retires             Management      For             For
        pursuant to Article 94 of the Articles of Association of
        the Company

5.      Re-elect Mr. Jimmy Seet Kcong Huat as a Director, who               Management      For             For
        retires pursuant to Article 94 of the Articles of
        Association of the Company

6.      Re-elect Mr. Keith Tay Ah Kec as a Director, who retires            Management      For             For
        pursuant to Article 94 of the Articles of Association of
        the Company

7.      Re-appoint Messrs. Foo Kon Tan Grant Thornton as the                Management      For             For
        Company's Auditors and authorize the Directors to fix
        their remuneration

8.      Authorize the Directors of the Company, pursuant to                 Management      For             For
        Section 161 of the Companies Act Chapter 50 and the
        Listing Manual of the Singapore Exchange Securities
        Trading Limited, to issue shares in the capital of the
        Company shares , whether by way of rights, bonus or
        otherwise, at any time and upon such terms and
        conditions and for such purposes and to such persons as
        the Directors may in their absolute discretion deem fit
        provided that the aggregate number of shares to be
        issued pursuant to this Resolution does not exceed 50%
        of the issued share capital of the Company, of which the
        aggregate number of shares to be issued other than on a
        prorata basis to shareholders of the Company does not
        exceed 20% of the issued share capital of the Company to
        be calculated such a manner as may be prescribed by the
        Singapore Stock Exchange Securities Trading Limited from
        time to time; Authority expires the earlier of the
        conclusion of the next AGM of the Company or the date by
        which the next AGM of the Company is required by law to
        be held

9.      Authorize the Directors of the Company, pursuant to                 Management     Against        Against
        Section 161 of the Companies Act Chapter 50, to allot
        and issue shares in the Company to the holders of
        options granted by the Company under the Allgreen Share
        Option Scheme the Scheme upon the exercise of such
        options and in accordance with the rules of the Scheme
        provided always that the aggregate number of shares to
        be allotted and issued pursuant to the Scheme shall not
        exceed 15% of the total issued share capital of the
        Company for the time being

                        Transact other business                 Non-Voting
-----------------------------------------------------------------------------------------------------------------------------
ALLGREEN PROPERTIES LTD
-----------------------------------------------------------------------------------------------------------------------------
SECURITY                Y00398100                               MEETING TYPE                    ExtraOrdinary General Meeting
TICKER SYMBOL                                                   MEETING DATE                    28-Apr-2006
ISIN                    SG1G61871305                            AGENDA                          700926895 - Management
-----------------------------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------

S.1     Amend the Articles of Association as follows: 1) by                 Management      For             For
        altering the Articles 2, 3 , 5, 7, 8, 10, 11, 12, 13,
        14, 20, 26, 28, 29, 32A, 33, 34, 43, 44, 45, 49, 50 ,
        50A, 53, 54, 55, 57, 58, 59, 61, 62, 63, 65, 68, 70, 72,
        74, 75, 77, 81, 83, 92, 94, 95, 97, 101, 103, 104, 105,
        109, 114, 115, 118, 120, 122 and 126 of t he Articles of
        Association of the Company the Articles ; 2) by
        including new Articles 8A, 12A, 33A, 82A, 114A and 115A;
        3) by deleting Articles 4, 6, 9, 31 , 32, 48, 51, 56,
        76, 93, 125 and 128 in their entirety

-----------------------------------------------------------------------------------------------------------------------------
WESTFIELD GROUP, SYDNEY NSW
-----------------------------------------------------------------------------------------------------------------------------
SECURITY                Q97062105                               MEETING TYPE                    Annual General Meeting
TICKER SYMBOL                                                   MEETING DATE                    02-May-2006
ISIN                    AU000000WDC7                            AGENDA                          700918999 - Management
-----------------------------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------

1.      Approve the Company's financial statements and the                  Non-Voting
        reports for the YE 31 DEC 2005

2.      Approve the Company's remuneration report for the YE 31             Management      For             For
        DEC 2005

3.      Re-elect Mr. David M. Gonski AO as a Director of the                Management      For             For
        Company, who retires by rotation in accordance with the
        Company's Constitution

4.      Re-elect Mr. Stephen P. Johns as a Director of the                  Management      For             For
        Company, who retires by rotation in accordance with the
        Company's Constitution

5.      Re-elect Mr. Steven M. Lowy as a Director of the                    Management      For             For
        Company, who retires by rotation in accordance with the
        Company's Constitution

6.      Re-elect Mr. Carla M. Zampatti AM as a Director of the              Management      For             For
        Company, who retires by rotation in accordance with the
        Company's Constitution

-----------------------------------------------------------------------------------------------------------------------------
WESTFIELD GROUP, SYDNEY NSW
-----------------------------------------------------------------------------------------------------------------------------
SECURITY                Q97062162                               MEETING TYPE                    Annual General Meeting
TICKER SYMBOL                                                   MEETING DATE                    02-May-2006
ISIN                    AU00000WDCN5                            AGENDA                          700922532 - Management
-----------------------------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------

1.      Approve the Company's financial statements and the                  Non-Voting
        reports for the YE 31 DEC 2005

2.      Approve the Company's remuneration report for the YE 31             Management      For             For
        DEC 2005

3.      Re-elect Mr. David M. Gonski AO as a Director of the                Management      For             For
        Company, who retires by rotation in accordance with the
        Company's Constitution

4.      Re-elect Mr. Stephen P. Johns as a Director of the                  Management      For             For
        Company, who retires by rotation in accordance with the
        Company's Constitution

5.      Re-elect Mr. Steven M. Lowy as a Director of the                    Management      For             For
        Company, who retires by rotation in accordance with the
        Company's Constitution

6.      Re-elect Mr. Carla M. Zampatti AM as a Director of the              Management      For             For
        Company, who retires by rotation in accordance with the
        Company's Constitution

-----------------------------------------------------------------------------------------------------------------------------
KERRY PROPERTIES LTD
-----------------------------------------------------------------------------------------------------------------------------
SECURITY                G52440107                               MEETING TYPE                    Annual General Meeting
TICKER SYMBOL                                                   MEETING DATE                    03-May-2006
ISIN                    BMG524401079                            AGENDA                          700929396 - Management
-----------------------------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------

1.      Receive the approve the audited financial statements and            Management      For             For
        the reports of the Directors and the Auditors for the YE
        31 DEC 2005

2.      Declare a final dividend for the YE 31 DEC 2005                     Management      For             For

3.1     Re-elect Mr. Ang Keng Lam, a retiring Director, as a Director       Management      For             For

3.2     Re-elect Mr. Wong Siu Kong, a retiring Director, as a Director      Management      For             For

3.3     Re-elect Mr. Ho Shut Kan, a retiring Director, as a Director        Management      For             For

3.4     Re-elect Mr. Tse Kai Chi, a retiring Director, as a Director        Management      For             For

4.      Approve to fix the Directors' fees                                  Management      For             For

5.      Re-appoint PricewaterhouseCoopers as the Auditors and               Management      For             For
        authorize the Directors of the Company to fix their
        remuneration

6.A     Authorize the Directors of the Company, in substitution             Management      Against         Against
        of all previous authorities, to allot, issue and deal
        with additional shares in the share capital of the
        Company and make or grant offers, agreements, options
        and other rights, or issue warrants and other securities
        including bonds, debentures and notes convertible into
        shares of the Company during and after the relevant
        period, a) not exceeding 20% of the aggregate nominal
        amount of the issued share capital of the Company at the
        date of passing of this resolution; and b) the nominal
        amount of any share capital repurchased by the Company
        subsequent to the passing of this resolution up to a
        maximum equivalent to 10% of the aggregate nominal
        amount of the issued share capital of the Company,
        otherwise than pursuant to i) a rights issue; or ii) the
        exercise of any option under any share option scheme or
        similar arrangement; or iii) any scrip dividend or
        similar arrangement; or iv) any adjustment, after the
        date of grant or issue of any options, rights to
        subscribe or other securities referred to the above, in
        the price at which shares in the Company shall be
        subscribed, and/or in the number of shares in the
        Company which shall be subscribed, on exercise of
        relevant rights under such options, warrants or other
        securities, such adjustment being made in accordance
        with or as contemplated by the terms of such options,
        rights to subscribe or other securities; or v) a
        specified authority granted by the shareholders of the
        Company in general meeting; Authority expires by the
        conclusion of the next AGM of the Company as required by
        the By-laws of the Company or any other applicable laws
        of Bermuda to be held

6.B     Authorize the Directors of the Company to repurchase                Management      For             For
        its own shares during the relevant period, on the Stock
        Exchange of Hong Kong Limited the Stock Exchange or any
        other stock exchange on which the shares of the Company
        may be list ed and recognized by the Securities and
        Futures Commission of Hong Kong and the Stock Exchange
        for this purpose, not exceeding 10% of the aggregate
        nominal amount of the issued share capital of the
        Company as at the date of passing of this resolution;
        Authority expires by the conclusion of the next AGM of
        the Company as required by the By-laws of the Company or
        any other applicable laws of Bermuda to be held

6.C     Approve the general mandate granted to the Directors of             Management      For             For
        the Company, conditional upon the passing of Resolution
        6.B, to allot shares pursuant to Resolution 6.A, by the
        addition to the aggregate nominal amount of the share
        capital which may be allotted or agreed to be allotted
        by the Directors of the Company pursuant to such general
        mandate of an amount representing the aggregate nominal
        amount of the share capital repurchased by the Company
        pursuant to Resolution 6.B

S.7     Amend By-laws 97(A)(vi),103 and 104 of the Company by               Management      For             For
        deleting and replacing with new one as specified

-----------------------------------------------------------------------------------------------------------------------------
HAMMERSON PLC
-----------------------------------------------------------------------------------------------------------------------------
SECURITY                G4273Q107                               MEETING TYPE                    Annual General Meeting
TICKER SYMBOL                                                   MEETING DATE                    04-May-2006
ISIN                    GB0004065016                            AGENDA                          700903556 - Management
-----------------------------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------

1.      Receive the Directors' report and financial statements              Management      For             For
        for the YE 31 DEC 2005"

2.      Receive and approve the Directors' remuneration report              Management      For             For
        for the YE 31 DEC 2005"

3.      Declare a final dividend of 13.91 pence per ordinary                Management      For             For
        share, payable in cash"

4.      Re-elect Mr. P.W.B. Peter Cole as a Director of the Company         Management      For             For

5.      Re-elect Mr. A. Tony Watson as a Director of the Company            Management      For             For

6.      Re-elect Mr. J.F. John Nelson as a Director of the Company          Management      For             For

7.      Re-appoint Deloitte & Touche LLP as the Auditors of the             Management      For             For
        Company

8.      Authorize the Directors to agree the remuneration of the Auditors   Management      For             For

9.      Authorize the Directors, in accordance with Section 80              Management      For             For
        of the Companies Act 1985, exercise all the powers of
        the Company to allot relevant securities Section 80(2)
        of the Act up to an aggregate nominal amount of GBP
        23,502,115; Authority expires on the date of the next
        AGM of the Company; and the Directors may allot relevant
        securities after the expiry of this authority in
        pursuance of such an offer or agreement made prior to
        such expiry

S.10    Authorize the Directors, pursuant to Section 95 of the              Management      For             For
        Companies Act 1985, to allot equity securities Section
        94 of the Act for cash pursuant to the authority
        conferred by Resolution 9, disapplying the statutory
        pre-emption rights Section 89(1), provided that this
        power is limited to the allotment of equity securities
        a) in connection with a rights issue, open offer or
        other offers in favor of ordinary shareholders; and b)
        up to an aggregate nominal amount of GBP 3,562,394;
        Authority expires upon the expiry of the general
        authority con ferred by Resolution 9; and the Directors
        may allot equity securities after the expiry of this
        authority in pursuance of such an offer or agreement
        made prior to such expiry

S.11    Authorize the Company, to make market purchases Section             Management      For             For
        163(3) of the Companies Act 1985 of ordinary shares of
        25 pence each of the Company, at a maximum price of
        42,463,740 ordinary shares, at a minimum price of 25
        pence and up to 105% of the average middle market
        quotations of an ordinary share of the Company as
        derived from the London Stock Exchange Daily Official
        List, over the previous 5 business days; Authority
        expires the earlier of the conclusion of the next AGM of
        the Company or 03 NOV 2007; the Company, before the
        expiry, may make a contract to purchase ordinary shares
        which will or may be executed wholly or partly after
        such expiry

12.     Authorize the Directors to establish the 2006 Share                 Management      For             For
        Award Scheme for French em ployees the Scheme, to be
        based on the 2000 Deferred Share Plan the 2000 Plan as
        specified and providing for awards of up to 1% in
        aggregate of the ordinary share capital of the Company
        under the Scheme provided that all newly issued shares
        shall count against the individual and Scheme limits
        under the 2000 Plan

-----------------------------------------------------------------------------------------------------------------------------
RISANAMENTO SPA, MILANO
-----------------------------------------------------------------------------------------------------------------------------
SECURITY                T7923G102                               MEETING TYPE                    Ordinary General Meeting
TICKER SYMBOL                                                   MEETING DATE                    05-May-2006
ISIN                    IT0001402269                            AGENDA                          700914484 - Management
-----------------------------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------

        PLEASE  NOTE THAT THE MEETING HELD ON 28 APR 2006 HAS BEEN          Non-Voting
        POSTPONED AND WILL BE HELD ON 05 MAY 2006. PLEASE ALSO
        NOTE THE NEW CUTOFF DATE 25 APR 2006. IF YOU HAVE
        ALREADY SENT YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
        FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
        INSTRUCTIONS. THANK YOU.

        PLEASE  NOTE THAT IN ADDITION TO BANCA INTESA'S STANDARD FEES       Non-Voting
        FOR THE ISSUING OF COMMUNICATIONS TO THE COMPANIES TO
        ATTEND THE MEETINGS, YOU WILL BE CHARGED DIRECTLY AND ON
        A SEPARATE BASIS WITH THE PROXY AGENT'S FEES, WHICH
        RANGE FROM EUR 300 TO EUR 500 PER MEETING. THANK YOU.


1.      Approve the balance sheet of 31 DEC 2005, report of the             Management      For             For
        Board of Directors on the operations, report of the
        Statutory Auditors and the auditing firm

2.      Appoint the Board of Directors and of its Chairman,                 Management      For             For
        prior decisions regarding their number and the period of
        their office; and approve their remuneration

        PLEASE  NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF RECORD       Non-Voting
        DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
        NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
        YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

-----------------------------------------------------------------------------------------------------------------------------
HYSAN DEVELOPMENT CO LTD
-----------------------------------------------------------------------------------------------------------------------------
SECURITY                Y38203124                               MEETING TYPE                    Annual General Meeting
TICKER SYMBOL                                                   MEETING DATE                    09-May-2006
ISIN                    HK0014000126                            AGENDA                          700918141 - Management
-----------------------------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------

1.      Receive and consider the statement of accounts for the              Management      For             For
        YE 31 DEC 2005, together with the reports of the
        Directors and the Auditors thereon

2.      Declare a final dividend together with a scrip                      Management      For             For
        alternative for the YE 31 DEC 2005

3.1     Re-elect Mr. Peter Ting Chang Lee as a Director                     Management      For             For

3.2     Re-elect Sir David Akers-Jones as a Director                        Management      For             For

3.3     Re-elect Mr. Hans Michael Jebsen as a Director                      Management      For             For

3.4     Re-elect Mr. Chien Lee as a Director                                Management      For             For

4.      Re-appoint Deloitte Touche Tohmatsu as the Auditors of the          Management      For             For
        Company and authorize the Directors to fix their remuneration

5.      Authorize the Directors of the Company to allot, issue and dispose  Management      Against         Against
        of additional shares in the Company and to make or grant offers, agreements, options, warrants or other securities during and after the relevant period, where the shares are to be allotted wholly for cash, 10% not exceeding 20% of the aggregate nominal amount of the share capital of the Company, otherwise than pursuant to i)
        a rights issue; or ii) any share option scheme or similar
        arrangement; or iii) any scrip dividend or similar arrangement pursuant to the Articles of Association of the Company;  Authority
        expires the earlier of the conclusion of the next AGM of the
        Company or the expiration of the period within which the next
        AGM is to be held by law

6.      Authorize the Directors to purchase or otherwise acquire shares of  Management      For             For
        HKD 5.00 each in the capital of the Company during the relevant period, in accordance with all applicable laws and the
        requirements of the Rules Governing the Listing of Securities on
        The Stock Exchange of Hong Kong Limited, not exceeding 10% of the aggregate nominal amount of the share capital of the
        Company;  Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is to be held by law

7.      Approve, conditional upon the passing of Resolutions 5 and 6, the   Management      For             For
        aggregate nominal amount of the shares which are purchased or otherwise acquired by the Company pursuant to Resolution 6 shall be added to the aggregate nominal amount of the shares which may be issued pursuant to Resolution 5

S.8     Amend the Articles of Association of the Company by adding to       Management      For             For
        the paragraph to the end of the Article 153 and by adding the paragraph at the end of the Article 154

        PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE                   Non-Voting
        IN THE RECORD DATE. IF YOU H AVE ALREADY SENT IN
        YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
        UNLESS YO U DECIDE TO AMEND YOUR ORIGINAL
        INSTRUCTIONS. THANK YOU.
------------------------------------------------------------------------------------------------------------------------------------
FADESA INMOBILIARIA, S.A., A CORUNA
------------------------------------------------------------------------------------------------------------------------------------
SECURITY                E4971D103                               MEETING TYPE                    MIX

TICKER SYMBOL                                                   MEETING DATE                    09-May-2006
ISIN                    ES0135961219                            AGENDA                          700929992 - Management
-----------------------------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
        PLEASE NOTE THAT THIS IS AN OGM, THANK YOU.                         Non-Voting
        PLEASE NOTE IN THE EVENT THE MEETING DOES NOT                       Non-Voting
        REACH QUORUM THERE WILL BE A SECOND CALL ON 10
        MAY 2006. YOUR VOTING INSTRUCTIONS WILL REMAIN
        VALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED.
        PLEASE BE ALSO ADVISED THAT YOUR SHARES WILL BE
        BLOCKED UNTIL THE QUORUM IS MET OR THE MEETING IS
        CANCELLED. THANK YOU

1.      Approve the management report of Fadesa Inmobiliaria, Sociedad      Management      For             For
        Anonima and its consolidated Group, application of profits, distribution of a dividend and approve the Company management
        YE 31 DEC 2005

2.      Re-appoint Ernst Young, S.L. as the Auditors of the Company for     Management      For             For
        the year 2006

3.      Approve the appointment and re-election or ratification of the      Management      For             For
        Directors

4.      Approve the capital increase for the purpose of reinvesting, by     Management      For             For
        those shareholders who may wish to do so, the dividend
        proceeds received according to point 1 of the agenda in order to acquire new shares of the Company, by issuing new ordinary shares with a nominal value of EUR 0.10  per share, of the same class and series as the existing shares, represented by book entries, which shall be paid up through cash contributions, with an issuance premium to be determined, under the provisions of
        Section 159.1.C of the Spanish Limited Companies Act, Ley De
        Dociedades Anonimas, by the Board of Directors on the date of the capital increase; preferential subscription right excluded, full subscription not required; delegation of powers to the Board, with authority to depute them, to set those terms of the increase not agreed by the general meeting and to do such acts as may be necessary in order to implement this resolution

5.      Authorize the Company to carry out the acquisition of own shares,   Management      For             For
        either directly or via Group Companies, in conformity with the provisions of Section 75 of the Spanish Limited Consolidation
        Act, setting the limits and requirements of the acquisitions, with express powers to reduce the corporate capital in order to redeem own shares, authorize the Board to execute the
        resolutions adopted by the meeting concerning this subject, rendering void the authority granted by the general meeting of shareholders held on 06 MAY 2005

6.      Approve the amendment of the following Articles of the Articles of  Management      For             For
        Association: Article 15, about convening general meetings; Article
        16 about attendance and representation rights and Article 21 about deliberation and decision procedures

7.      Approve the amendment of the following Articles of the regulations  Management      For             For
        of the general meeting: Article 8 about general meeting notices;
        Article 9 about information rights; Article 11 about representation;
        Article 18 about interventions and Article 20 about decision procedures

8.      Authorize the Board of Directors, with authority to deputy them, to Management      For             For
        execute, rectify, construe and implement the resolutions adopted by the meeting

9.      Approve the drawing up, reading and writing up the minutes of the   Management      For             For
        proceedings, or appoint the Comptrollers thereto
------------------------------------------------------------------------------------------------------------------------------------
ACCOR SA, COURCOURONNES
------------------------------------------------------------------------------------------------------------------------------------
SECURITY                F00189120                               MEETING TYPE                    MIX
TICKER SYMBOL                                                   MEETING DATE                    10-May-2006
ISIN                    FR0000120404                            AGENDA                          700932747 - Management
------------------------------------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
        PLEASE NOTE THAT THIS IS AN OGM, THANK YOU.                         Non-Voting

        Verification Period:  Registered Shares: 1 to 5 days prior to the   Non-Voting
        meeting date, depends on company's by-laws.  Bearer Shares: 6
        days prior to the meeting date.   French Resident Shareowners
        must complete, sign and forward the Proxy Card directly to the subcustodian.  Please contact your Client Service Representative to obtain the necessary card, account details and
        directions. The following applies to Non-Resident
        Shareowners: Proxy Cards:  ADP will forward voting
        instructions to the Global Custodians that have become Registered
        Intermediaries, on ADP Vote Deadline Date.  In capacity as
        Registered Intermediary, the Global Custodian will sign the Proxy
        Card and forward to the local custodian. If you are unsure whether your Global Custodian acts as Registered Intermediary, please contact ADP. Trades/Vote Instructions:  Since France maintains a Verification Period, for vote instructions submitted that have a trade transacted (sell) for either the full security position or a partial amount after the vote instruction has been submitted to ADP and the Global Custodian advises ADP of the position change via the account position collection process, ADP has a process in effect which will advise the Global Custodian of the new account position available for voting. This will ensure that the local custodian is instructed to amend the vote instruction and release the shares for settlement of the sale transaction.  This procedure pertains to sale transactions with a settlement date prior to Meeting Date + 1

1.      Approve the Management report of the Board of Directors and the     Management      For             For
        Auditors' report, the Company's financial statements and the balance sheet for the YE 31 DEC 2005, as presented as well as the operations reported by these accounts and acts of the
        Management accomplished by the Executive Committee during
        the FY

2.      Approve, the Management reports of the Board of Directors and       Management      For             For
        the Statutory Auditors, the consolidated financial statements for the said FY

3.      Receive the special report of the Auditors on Agreements            Management      Against         Against
        Governed by Articles L.225-38 and L.225-86 of the French
        Commercial Code and approve the agreements entered into or which remained in force during the FY

4.      Approve the accounting and the valuation of applicable assets on    Management      For             For
        01 JAN 2005, the expenses available for distribution which appeared in the balance sheet of 31 DEC 2004 were appropriated to the tangible assets and partly cancelled to the retained earnings, to the exception of the loan issuing costs and approve the recommendations of the Board of Directors and resolves that the income for the FY be appropriated as follows: earnings for the
        FY 2005: EUR 166,096,598. 96 plus: the retained earnings: EUR
        477,948,401.95 the unpaid dividend of the previous FY  self-held shares : EUR 1,987,350.30 less: the cancellation of the
        distributable costs: EUR 3,234,201.00 balance available for distribution: EUR 642,798,150.21 allocated as follows: to the legal reserve: EUR 3,166,579.50 to the distribution of a total dividend:
        EUR 249,855,640.10 to the retained earnings: EUR
        389,775,930.61 the shareholders will receive a net dividend of EUR 1.15 per share for each of the 217,265,774 shares comprising the share capital, and will entitle to the 40% allowance provided by the French Tax Code; this dividend will be paid on 17
        MAY 2006, as required by Law

5.      Grants full powers to the bearer of an original, a copy or extract  Management      For             For
        of the minutes of this meeting to carry out all filings, publications and other formalities prescribed by law
------------------------------------------------------------------------------------------------------------------------------------
STE DE LA TOUR EIFFEL
------------------------------------------------------------------------------------------------------------------------------------
SECURITY                F92245103                               MEETING TYPE                    Ordinary General Meeting
TICKER SYMBOL                                                   MEETING DATE                    17-May-2006
ISIN                    FR0000036816                            AGENDA                          700938484 - Management
------------------------------------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
        PLEASE NOTE THAT THIS IS A MIX MEETING. THANK YOU                   Non-Voting

        "A Verification Period exists in France.  Please see                Non-Voting
        http://ics.adp.com/market guide for complete information.
        Verification Period:  Registered Shares: 1 to 5 days prior to the meeting date, depends on company's by-laws.  Bearer Share s: 6
        days prior to the meeting date.    French Resident Shareowners
        must complete, sign and forward the Proxy Card directly to the subcustodian.  Please contact your Client Service
        Representative to obtain the necessary card, account details and directions. The following applies to Non-Resident Shareowners:
        Proxy Cards:  ADP will forward voting instructions to the
        Global Custodians that have become Registered Intermediaries, on ADP Vote Deadline Date. In capacity as Registered
        Intermediary, the Global Custodian will sign the Pr oxy Card and forward to the local custodian. If you are unsure whether your
        Global Custodian acts as Registered Intermediary, please contact
        ADP.  Trades/ Vote Instructions:  Since France maintains a
        Verification Period, for vote instructions submitted that have a trade transacted (sell) for either the full security position or a partial amount after the vote instruction has been submitted to
        ADP and the Global Custodian advises ADP of the position
        change via the account position collection process, ADP has a process in effect which will a dvise the Global Custodian of the new account position available for voting.  This will ensure that the local custodian is instructed to amend the vote instr uction and release the shares for settlement of the sale transaction.  This procedure pertains to sale transactions with a settlement date prior to Meeting Date + 1"

O.1     Receive the reports of the Board of Directors, Chairman and of the  Management      For             For
        Statutory Auditors, approval of the annual accounts for FY 2005;
        and grant discharge to the Directors

O.2     Approve the appropriation of the income and setting dividend to     Management      For             For
        be paid on 30 MAY 2006 or 09 JUN 2006 in case of lack of
        meeting on first convening because of lack of quorum

O.3     Receive the Statutory Auditor's report about consolidated           Management      For             For
        statements and the consolidated financial statements for the YE
        31 DEC 2005

O.4     Approve the agreements covered by the Article L 225-38 and          Management      Against         Against
        followings of the Commercial Law, covered by the Statutory
        Auditors special report

O.5     Approve to set the Directors' fees                                  Management      For             For

O.6     Approve the renewal of Mr. Claude Marin's mandate                   Management      Against         Against

O.7     Appoint the Company Expertise Et Audit SA as Co-Statutory           Management      For             For
        Auditors with tenure, substitute for Mr. Pascal Fleury

O.8     Approve the renewal of mandate of the Company Corevise SA as        Management      For             For
        substitute Co-Statutory Auditors

O.9     Approve the renewal of the mandate of the Company                   Management      For             For
        Pricewaterhousecoopers Audit as Co-Statutory Auditors with tenure

O.10    Appoint Mr. Christian Perrier as Supply Co-Statutory Auditor,       Management      For             For
        substitute for Mr. Pierre Coll

O.11    Authorize the Board of Directors in order to carry out a shares     Management      For             For
        Buy-Back Programme, in accordance with the Article 228-209 of the Commercial Law, within the limit of 10% of the capital

E.12    Authorize the Board of Directors in order to increase capital by    Management      For             For
        issuance, with maintenance of shareholders preferential
        subscription right of all securities entitling, immediately or in term, to shares of the Company, or by incorporation of income
        earnings, premiums, reserves or others, in accordance with the
        Legislation about Business Firms, notably the Article L225-129-2 of the Commercial Law; powers to the Board of Directors

E.13    Authorize the Board of Directors in order to increase capital by    Management      For             For
        issuance, with cancellation of the shareholders preferential subscription right, of all securities entitling, immediately or in term, to shares of the Company, in accordance with the Legislation about business forms, notably with the Articles L225 -129-2 and
        L225-135 of the Commercial Law, to be able to grant shareholders a subscription priority, not entitling to negotiable rights; powers to the Board of Directors

E.14    Authorize the Board of Directors, in case of issuance with          Management      For             For
        cancellation of sha reholders preferential subscription right within
        13th resolution conditions, to set, within the limit of 10% of the capital, the issue price, within the conditions set up by the general meeting, in accordance with the Article L225-136 of the
        Commercial Law; powers to the Board of Directors

E.15    Authorize the Board of Directors in order to increase the initial   Management      For             For
        issuance amount, in case of issuance with maintenance or
        cancellation of shareholders preferential subscription right, decided in accordance with the 12th and 13th Resolutions, in accordance with the Article L225-135-1 of the Commercial Law

E.16    Authorize the Board of Directors to increase capital with           Management      For             For
        cancellation of shareholders preferential subscription right, for the benefit of Managers and Employees of the Company or of related
        Companies Members of a Savings Scheme, with waiving
        shareholders preferential subscription right; powers to the Board of Directors

E.17    Authorize the Board of Directors in order to grant options to       Management      Against         Against
        subscribe for shares or buy shares, for the benefit of employees or some of them, or some categories of staff, or Managers of the
        Company or of related companies, within the limit of 3% of the capital, and with waiving shareholders preferential subscription right, according to the Article L225-178 of the Commercial Law;
        powers to the Board of Directors

E.18    Authorize the Board of Directors in order to grant free of charge   Management      Against         Against
        existing or to be issued shares, for the benefit of some Managers and/or employees of the Company or of subsidiaries chosen by the Company

E.19    Approve that the authorizations given by the previous resolutions   Management      For             For
        cancel all authorizations previously granted

E.20    Approve the authorization to participate in general meetings by     Management      For             For
        video conference or by telecommunication; in consequence,
        modification of the Article 14 and 15 of the By-Laws, about the meetings and Board of Directors decisions

E.21    Amend the Article 29 of the By-Laws, in order to harmonize the      Management      For             For
        By-Laws within the new legal regulations about quorum lowering

E.22    Approve the powers for legal formalities                            Management      For             For
------------------------------------------------------------------------------------------------------------------------------------
AEON MALL CO LTD, CHIBA
------------------------------------------------------------------------------------------------------------------------------------
SECURITY                J10005106                               MEETING TYPE                    Annual General Meeting
TICKER SYMBOL                                                   MEETING DATE                    18-May-2006
ISIN                    JP3131430005                            AGENDA                          700959527 - Management
------------------------------------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
1       Approve Distribution of Net Income                                  Management      For             *

2       Amend Articles to:  Allow Electronic Notification Methods, Expand   Management      Against         *
        Business Lines, Increase Authorized Capital, Allow Disclosure of
        Shareholder Meeting Materials on the Internet, Clarify Rights and
        Responsibilities of Outside Directors and Auditors, Limit Liabilities
        on Auditors In Normal Situations, Approve Min or Revisions
        Related to the New Commercial Code

3.1     Appoint a Director                                                  Management      For             *

3.2     Appoint a Director                                                  Management      For             *

3.3     Appoint a Director                                                  Management      For             *

3.4     Appoint a Director                                                  Management      For             *

3.5     Appoint a Director                                                  Management      For             *

3.6     Appoint a Director                                                  Management      For             *

3.7     Appoint a Director                                                  Management      For             *

3.8     Appoint a Director                                                  Management      For             *

3.9     Appoint a Director                                                  Management      For             *

3.10    Appoint a Director                                                  Management      For             *

3.11    Appoint a Director                                                  Management      For             *

3.12    Appoint a Director                                                  Management      For             *

3.13    Appoint a Director                                                  Management      For             *

3.14    Appoint a Director                                                  Management      For             *

4       Approve Retirement Benefits to Directors                            Management      For             *
        *MANAGEMENT POSITION UNKNOWN
------------------------------------------------------------------------------------------------------------------------------------
GECINA, PARIS
------------------------------------------------------------------------------------------------------------------------------------
SECURITY                F4268U171       MEETING TYPE                    ExtraOrdinary General Meeting
TICKER SYMBOL                           MEETING DATE                    23-May-2006
ISIN                    FR0010040865    AGENDA                          700944045 - Management
------------------------------------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
        PLEASE NOTE THAT THIS IS A MIX MEETING. THANK YOU.                  Non-Voting

        A Verification Period exists in France. Please see                  Non-Voting
        http://ics.adp.com/marketguide for complete information.
        Verification Period:  Registered Shares: 1 to 5 days prior to the meeting date, depends on company's by-laws.  Bearer Shares: 6 days prior to the meeting date. French Resident Shareowners must complete, sign and forward the Proxy Card directly to the subcustodian. Please contact your Client Service Representative to obtain the necessary card, account details and directions.
        The following applies to Non-Resident Shareowners: Proxy Cards:
        ADP will forward voting instructions to the Global Custodians that have become Registered Intermediaries, on ADP Vote Deadline
        Date. In capacity as Registered Intermediary, the Global
        Custodian will sign the Proxy Card and forward to the local custodian. If you are unsure whether your Global Custodian acts as Registered Intermediary, please contact ADP.  Trades/Vote
        Ins tructions: Since France maintains a Verification Period, for vote instructions submitted that have a trade transacted (sell) for either the full security position or a partial amount after the vote instruction has been submitted to ADP and the Global Custodian advises ADP of the position change via the account position collection process, ADP has a process in effect which will advise the Global Custodian of the new account position available for voting. This will ensure that the local custodian is instructed to amend the vote instruction and release the shares for settlement of the sale transaction. This procedure pe rtains to sale
        transactions with a settlement date prior to Meeting Date + 1

O.1     Approve the annual financial statements                             Management      For             For

O.2     Approve the consolidated accounts                                   Management      For             For

O.3     Approve the transfer on a reserve account                           Management      For             For

O.4     Approve the affectation of the result                               Management      For             For

O.5     Approve the Related-Party Agreements                                Management      Against         Against

O.6     Approve to renew the term of office of a Director                   Management      Against         Against

O.7     Elect the new Director                                              Management      Against         Against

O.8     Elect the new Director                                              Management      Against         Against

O.9     Elect the new Director                                              Management      Against         Against

O.10    Approve to set the annual amount of Director's attendance fees      Management      For             For

O.11    Authorize the Board of Directors for the purpose of operating out   Management      For             For
        of Stock Exchange on the actions of the Company

E.12    Amend the Status N 14,18 and 19                                     Management      For             For

E.13    Authorize the Board of Directors to reduce the capital by canceling Management      For             For
        shares

E.14    Grant powers for formalities                                        Management      For             For
------------------------------------------------------------------------------------------------------------------------------------
DERWENT VALLEY HOLDINGS PLC
------------------------------------------------------------------------------------------------------------------------------------
SECURITY                G27300105       MEETING TYPE                    Annual General Meeting
TICKER SYMBOL                           MEETING DATE                    23-May-2006
ISIN                    GB0002652740    AGENDA                          700950656 - Management
------------------------------------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
1.      Receive the reports of the Directors and the accounts for the YE    Management      For             For
        31 DEC 2005 and the Auditors reports thereon

2.      Declare a final dividend of 9.725p per ordinary shares for the YE   Management      For             For
        31 DEC 2005

3.      Approve the reports of the Remuneration Committee for the YE 31     Management      For             For
        DEC 2005

4.      Re-elect Mr. J.C. Ivey as a Director of the Company                 Management      For             For

5.      Re-elect Mr. J.D. Burns as a Director of the Company                Management      For             For

6.      Re-elect Mr. R.A. Farness as a Director of the Company              Management      For             For

7.      Re-appoint BDO Stoy Hayward LLP as the Auditors of the              Management      For             For
        Company, to hold the office at the conclusion of the next general meeting; and authorize the Directors to determine its
        remuneration

8.      Authorize the Directors of the Company, to allot relevant           Management      For             For
        securities Section 80 of the Companies Act 1985  up to an aggregate nominal amount of GBP 891,208 .20;  Authority expires at the conclusion of the next AGM of the Company; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

S.9     Authorize the Directors, pursuant to Section 95 of the Companies    Management      For             For
        Act 1985  the Act, to allot equity securities Section 94 of the Act for cash pursuant to the authority conferred upon them by the previous resolution and/or such allotment constitutes an allotment of equity securities by virtue of Section 94(3A ) of the said Act disapplying the statutory pre-emption rights Section 89(1) of the
        Act, provided that this power is limited to the allotment of equity se curities: a) in connection with a rights issue, open offer or any other pre-em ptive offer in favor of ordinary shareholders; b) up to an aggregate nominal a mount of GBP 133,681.20;  Authority expires at the conclusion of the next AGM of the Company; and
        the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

S.10    Authorize the Company, to make market purchases  Section            Management      For             For
        163(3) of the Compani es Act 1985 of the Act  of up to 5,347,249
        ordinary shares of 5p each in the c apital of the Company, at a minimum price of 5p and up to 105% of the average middle
        market prices shown in the quotations for such shares derived from the London Stock Exchange Daily Official List, over the previous 5 business days, the price stipulated by the Article 5(1) of the buy-back and stabilization reg ulation  EC No. 2273/2003  and;
        Authority expires at the conclusion of the ne xt AGM of the
        Company ; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry
------------------------------------------------------------------------------------------------------------------------------------
INMOBILIARIA COLONIAL SA
------------------------------------------------------------------------------------------------------------------------------------
SECURITY                E64515245       MEETING TYPE                    Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE                    24-May-2006
ISIN                    ES0153440419    AGENDA                          700915664 - Management
------------------------------------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

        PLEASE NOTE IN THE EVENT THE MEETING DOES NOT                       Non-Voting
        REACH QUORUM, THERE WILL BE A SECOND CALL ON 25
        MAY 2006. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
        WILL REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
        IS AMENDED. PLEASE BE ALSO ADVISED THAT YOUR
        SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
        THE MEETING IS CANCELLED . THANK YOU.

1.      Receive and approve, as the case may be, the individual annual      Management      For             For
        accounts, balance sheet, profit and loss account and notes to the accounts, and the consolidated annual accounts, balance sheet, profit and loss account, statement of changes in net worth and cash flow statement, as well as the individual and consolidated management reports, all of it examined by the Auditors, and the
        Management of the Board of Directors and the foregoing with reference to the year 2005

2.      Approve the profit distribution                                     Management      For             For

3.      Re-appoint the Auditors for the purpose of auditing the individual  Management      For             For
        and consolidated accounts

4.1     Amend the Articles of the Articles of Association as follows:       Management      For             For
        Article 12, in order to establish the time period for convening the meeting, if so requested by shareholders owning at least 5% of the Corporate capital, in conformity with the applicable law

4.2     Amend the Articles of the Articles of Association as follows:       Management      For             For
        Article 13, in order to bring it in to line with the modification introduced in the Spanish Limited Companies Act, Ley De Sociedades
        Anonimas, regarding the time period for convening general
        meeting

5.      Approve to incorporate the Chief Executive Officer to the Stock     Management      Against         Against
        Options Plan set for the Management and certain employees of
        Inmobiliaria Colonial, S.A.

6.      Grant authority for the derivative acquisition of own shares under  Management      For             For
        the provisions of Section 75 and other relevant sections of the
        Spanish Limited Companies Act, rendering void for the amount not used the authority granted thereto by the general meeting held on 15 APR 2005

7.      Grant authority for the execution of the resolutions adopted        Management      For             For
------------------------------------------------------------------------------------------------------------------------------------
NEXITY, PARIS
------------------------------------------------------------------------------------------------------------------------------------
SECURITY                F6527B126       MEETING TYPE                    ExtraOrdinary General Meeting
TICKER SYMBOL                           MEETING DATE                    24-May-2006

ISIN                    FR0010112524    AGENDA                          700955454 - Management
------------------------------------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
        A Verification Period exists in France.  Please see                 Non-Voting
        http://ics.adp.com/marketguide for complete information.
        Verification Period:  Registered Shares: 1 to 5 days prior to the meeting date, depends on company's by-laws.  Bearer Shares : 6 days prior to the meeting date. French Resident Shareowners must complete, sign and forward the Proxy Card directly to the subcustodian.  Please contact your Client Service
        Representative to obtain the necessary card, account details and directions. The following applies to Non-Resident Shareowners:
        Proxy Cards:  ADP will forward voting instructions to the
        Global Custodians that have become Registered Intermediaries, on ADP Vote Deadline Date. In capacity as Registered
        Intermediary, the Global Custodian will sign the Proxy Card and forward to the local custodian. If you are unsure whether your
        Global Custodian acts as Registered Intermediary, please contact
        ADP. Trades/V ote Instructions: Since France maintains a
        Verification Period, for vote instructions submitted that have a trade transacted (sell) for either the full security position or a partial amount after the vote instruction has been submitted to
        ADP and the Global Custodian advises ADP of the position
        change via the account position collection process, ADP has a process in effect which will advise the Global Custodian of the new account position available for voting. This will ensure that the local custodian is instructed to amend the vote instruction and release the shares for settlement of the sale transaction.  This procedure pertains to sale transactions with a settlement date prior to
        Meeting Date + 1

        PLEASE NOTE THAT THIS IS A MIX MEETING. THANK YOU.                  Non-Voting

1.      Approve the merger agreement of Nexity Initiale into Nexity         Management      For             For
        agreed upon pursuant to a merger agreement signed on14 APR
        2006, providing for the contributions by the Company pursuant to a merger of all of its assets, of EUR 1,245,074,47 4.00 with the corresponding taking-over of all its liabilities, of EUR 153,348
        ,552.00, i.e. contributed net assets of EUR 1,091,725,922.00, approve all the provisions of this merger agreement as Nexity owns 1,794,634 shares of Nexity Initiale, the shareholders'
        meeting decides to waive Nexity's rights because of its
        contribution and decides to increase the share capital by EUR
        11,430,580 .00 to increase it from EUR 149,294,990.00 to EUR
        160,725,570.00, by the creation of 2,286,116 new fully paid-up shares of a par value of EUR 5.00 each, fully paid-up, to be distributed among the shareholders of Nexity Initlale others than those of Nexity, according to an exchange ratio of 16.97 Nexity shares against 1 Nexity Initiale share; the new shares will be assimilated to the existing shares of Nexity; they shall be entitled to the same rights and shall bear the same expenses as the parent shares; the new shares issued by Nexity in exchange for
        Nexity Initiale shares, coupled with a double voting right, shall be also entitled to a double voting right. the general meeting the merger premium of EUR 64,799,220.00 and corresponding to the difference between the net assets value received by Nexity, EUR
        76,229.800.00 and the par value of the new shares issued by Nexity in consideration for the contribution EUR 11,430,5 80.00, the merger profit of EUR 678,937,926.00 and corresponding to the difference between the net assets value received by Nexity EUR
        1,015,496,122.00  and the book value of the 1,794,634 Nexity
        Initiale shares registered in Nexity 's books EUR 336,558,196.00

2.      Approve the Nexity Initiale EGM approved on 22 MAY 2006 the         Management      For             For
        present merger; it records that consequently, the amalgamation-
        merger of Nexity Initiale shall be final and that the said company shall be dissolved without liquidation as from this moment.

3.      Adopt the Resolutions 1 and 2, amend articles of the Bylaws:        Management      For             For
        number 6 contributions , number 7  share capital : the share capital is set at EUR 160,725,570 .00 and is divided into
        32,145,114 shares, of a par value of EUR 5.00 each, fully paid in and of the same class

4.      Authorize Messrs. Alain Dinin and Herve Denize to take all          Management      For             For
        necessary measures and accomplish all necessary formalities regarding the merger

5.      Adopt the Resolutions 1 and 2, the shareholders' meeting            Management      For             For
        decides, as a result of the amalgamation-merger by Nexity of
        Nexity Initiale, the taking-over by Nexity of all the rights and obligations of Nexity Initiale regarding Nexity Initiale 24,314 stock options granted on JUN 2002, still not exercised and which can still be exercised/ mentioned below as the options Nexity Initiale
        2002; which shall be exchanged against 412,504 Nexity stock options mentioned belo was the new options Nexity 2002 with a ratio of exchange of 16.97 new options Nexity 2002 against 1 option Nexity Initiale 2002 decides the taking-over by Nexity of all the rights and obligations of Nexity Initiale regarding Nexity Initiale
        6,626 stock options granted on JUN 2003, still not exercised and which still can be exercised  mentioned below as the options
        Nexity Initiale 2003 which shall be exchanged against 112,149
        Nexity stock options mentioned below as the new options Nexity
        2003  with a ratio of exchange of 16.97 new options Nexity 2003 against 1 option Nexity Initiale 2003; 1 new option Nexity 2002 will give right to subscribe for 1 Nexity share of a par value of EUR
        5.00 1 new option Nexity 2003 will give right to subscribe for 1
        Nexity share of a par value of EUR 5.00; it authorizes: as a consequence of the exercise of the new options Nexity 2002; a maximum capital increase of EUR 2,062,520.00 by way of issuing a maximum of 412,504 new shares of a par value of EUR 5.00 each; as a consequence of the exercise of the new options Nexity
        2003 a maximum capital increase of EUR 560,745.00 by way of issuing a maximum of 112,149 new shares of a par value of EUR
        5.00 each

6.      Approve to resolve to bring the articles of the Bylaws into         Management      For             For
        conformity with the French Law No. 2005-842 of 26 JUL 2005 for the trust and the modernization of the economy, concerning the exceeding of the thresholds

7.      Amend Article 10  rights and obligations linked to each share  of   Management      For             For
        the Bylaws

8.      Authorize the Board of Directors to increase on one or more         Management      For             For
        occasions, in France or abroad the share capital to a maximum nominal amount of EUR 45,000,000.0 0, by issuance, with the shareholders' preferred subscription rights maintained, of shares or securities giving access to the share capital  any issue of preference shares is excluded; it is specified that the global maximum nominal amount of the capital increases which may be realized in accordance with the present delegation and with those granted according to Resolutions 9, 10, 11, 12 and 13 of the present shareholders' meeting is set at EUR 45,000,00 00;
        Authority expires at the end of 26 months; and to take all necessary measures and accomplish all necessary formalities

9.      Authorize the Board of Directors to increase on one or more         Management      For             For
        occasions, in France or abroad, the share capital to a maximum nominal amount of EUR 37,500,000.-+00, by issuance, without pre-
        emptive subscription right, by way of a public offering, of shares or securities giving access to the capital  any issue of preference share is excluded  these securities can notably be issued in consideration for securities brought to the Company in the event of a public offer carried out in France or abroad; these securities can also be issued, in conformity with the legal and statutory requirements, in consideration for the contributions in kind granted to the Company and comprised of capital securities or securities giving access to the share capital it is specified that the global maximum nominal amount of capital increases that can be realized in accordance with the present delegation shall count against the global amount foreseen in Resolution 8 of the present meeting;  Authority expires at the end of 26 months; and to take all necessary measures and accomplish all necessary formalities

10.     Authorize the Board of Directors to increase on one or more         Management      For             For
        occasions the share capital to a maximum nominal amount of
        EUR 15,000,000.00, by issuance, without presubscription right, of shares, in favor of qualified investors or belonging to a small group of investors;  Authority expires at the end of 18 months;
        and to take all necessary measures and accomplish all necessary formalities

11.     Authorize the Board of Directors to increase the share capital, on  Management      For             For
        one or more occasions, at its sole discretion, in favor of employees, and former employees of the Group the Company
        and French or foreign Companies, who are Members of an
        Enterprise Savings Plan;  Authority expires at the end of 26 months; and for a maximum nominal amount that shall not
        exceed EUR 2,000,000.00; and to take all necessary measures and accomplish all necessary formalities

12.     Authorize the Board of Directors to increase the share capital, in  Management      For             For
        one or more occasions, to a maximum nominal amount of EUR
        45,000,000.00, by way of capitalizing premiums, reserves, profits or other means, provided that such capitalization is allowed by law and under the By-laws, by issuing bonus shares or raising the par value of existing shares or by a combination of these methods;
        Authority expires at the end of 26 months; and to take all necessary measures and accomplish all necessary formalities

13.     Authorize the Board of Directors to increase the number of          Management      For             For
        securities to be issued in the event of a capital increase with or without preferential subscription right of shareholders at the same price as the initial issue, within the time and limits provided by the regulation in force that the nominal amount of the capital increases carried out in accordance with the present resolution shall count against the amount of the global ceiling foreseen in
        Resolution 8, of the present shareholders' meeting;  Authority expires at the end of 26 months

14.     Authorize the Board of Directors to reduce the share capital, on    Management      For             For
        one or more occasions, by canceling all self detained shares within the limits authorized by law, up to a maximum of 10% of the share capital of the Company over a 24-month period;
        Authority expires at the end of 18 months; and to take all necessary measures and accomplish all necessary formalities

15.     Receive the Management report of the Board of Directors and the     Management      For             For
        Auditors' report upon the financial statements for the YE 31 DEC
        2005, the Chairman's report on the internal audit procedures and the running of the Board of Directors and the one of the Auditors'
        report on this last one, the Company's financial statements for the
        YE 31 DEC 2005, showing income of EUR 83,714,226.35; if notes that there was no expenses that were not tax-deductible for the
        FYE 31 DEC 2005; accordingly, grant permanent discharge to the
        Directors for the performance of their duties during said FY

16.     Approve the income for the FY, i.e. EUR 83,714,226.35 be            Management      For             For
        appropriated as follows: to the legal reserve: EUR 4,185,711.32, distributable income for the FY, after having considered the allocation to the legal reserve; the retained earnings  in credit  of
        29,143,534.00 is of EUR 108,672,049.03; the shareholders will receive a net dividend of EUR 1.60 per share, i.e. a global amount of EUR 5 1,432,182.40 if the Resolutions 1 and 2 are adopted or
        EUR 47,774,396.80 if they are not approved; it decides to
        allocate the balance to the retained earnings; that is to say EUR
        57,239,856.63, if the Resolutions 1 and 2 are adopted or, EUR
        60,697,652.23 if they are not approved; in the event that the
        Company holds some of its own shares on the day of the
        payment of the dividend, the income corresponding to the unpaid dividends on such shares shall be allocated to the retained earnings account; this dividend will be paid on 31 MAY 2006, it will entitle to the 40% allowance provided the French Tax Code

17.     Approve the special report of the Auditors on agreements            Management      Against         Against
        governed by Article L . 225-38 of the French Commercial Code,
        and the agreements referred to therein

18.     Receive the reports of the Board of Directors and the Statutory     Management      For             For
        Auditors, the consolidated financial statements for the said FY, in the form present to the meeting

19.     Authorize the Board of Directors to buy back the Company's          Management      For             For
        shares on the open market, subject to the conditions described below: maximum purchase price: thin the limits governed by
        Articles 241-1 to 241-6 of the General Rule of the Financial
        Market Authority and by the European Rule Number 2273-2003 of
        22 DEC 2 003, taken to implement the directive 2003-6-CE of 28
        JAN 2003 maximum number of shares to be acquired: 10% of the share capital, maximum funds invested in the share buybacks:
        EUR 180,000,000.00.  Authority expires at the end of 18 months ;
        the number of shares acquired by the Company with a view to their retention or their subsequent delivery in payment or exchange as part of a merger, divestment or capital contribution cannot exceed 6% of its capital; and to take all necessary measures and accomplish all necessary formalities

20.     Approve to charge against the merger premium, an allocation to      Management      For             For
        the legal reserve for an amount of EUR 3,239,961.00 and
        authorize the Board of Directors to charge also against this premium all or part of the expenses, costs and taxes due to the merger

21.     Grant full powers to the bearer of an original, a copy or extract   Management      For             For
        of the minutes of this meeting to carry out all filings, publications and other formalities prescribed By law
------------------------------------------------------------------------------------------------------------------------------------
SHANGRI-LA ASIA LTD
------------------------------------------------------------------------------------------------------------------------------------
SECURITY                G8063F106       MEETING TYPE                    Annual General Meeting
TICKER SYMBOL                           MEETING DATE                    24-May-2006
ISIN                    BMG8063F1068    AGENDA                          700955860 - Management
------------------------------------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
1.      Receive and approve the audited accounts and the reports of the     Management      For             For
        Directors and the Auditors of the Company for the YE 31 DEC
        2005

2.      Declare a final dividend for the YE 31 DEC 2005                     Management      For             For

3.1     Re-elect Mr. Kuok Khoon Loong, Edward as a Director                 Management      For             For

3.2     Re-elect Mr. Lui Man Shing as a Director                            Management      For             For

3.3     Re-elect Mr. Ng Si Fong, Alan as a Director                         Management      For             For

3.4     Re-elect Madam Kuok Oon Kwong as a Director                         Management      For             For

4.      Approve the Director's fees including fees payable to Members of    Management      For             For
        Audit and Remuneration Committees

5.      Re-appoint Messrs PricewaterhouseCoopers as the Auditors and        Management      For             For
        authorize the Directors of the Company to fix their remuneration

6.A     Authorize the Directors of the Company to allot, issue and deal     Management      Against         Against
        with additional shares in the capital of the Company and make or grant offers, agreements and options during and after the relevant period, shall not exceed 20% of the aggregate nominal amount of the issued share capital of the Company  whether pursuant to an option or otherwise ; i) a rights issue; or ii) the exercise of any share option scheme or similar arrangement for the grant or issue to option holders of shares in the Company; or iii) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the
        Company in accordance with the By-Laws of the Company; iv)
        the exercise of any conversion rights attaching to the Zero
        Coupon Guaranteed Convertible Bonds due 2009 issued by
        Shangri-La finance Limited and v) any specific authority;  Authority expires the earlier of the conclusion of the next AGM of the
        Company or the expiration of the period within which the next
        AGM is to be held by law or required by the By-Laws of the
        Company

6.B     Authorize the Directors of the Company to repurchase its own        Management      For             For
        shares of the Company during the relevant period, on The Stock
        Exchange of Hong Kong Limited H KSE  or any other stock
        exchange on which the shares of the Company have been or may be listed and recognized by the Securities and Futures
        Commission of Hong Kong and the HKSE for such purposes or
        on the Singapore Exchange Securities Trading Limited, subject to and in accordance with all applicable laws and regulations of the
        Rules Governing the Listing of Securities on the HKSE, not
        exceeding 10% of the aggregate nominal amount of the issued share capital of the Company;  Authority expires the earlier of the conclusion of the AGM of the Company or the expiration of the period within which the next AGM of the Company is to be held by law or required by the By-Laws of the Company

6.C     Approve to extend the general mandate granted to the Directors of   Management      For             For
        the Company to allot shares and to make or grant offers,
        agreements and options, conditional upon the passing of
        Resolution 6.B, by an amount representing the aggregate nominal amount of the share capital repurchased by the Company
        pursuant to Resolution 6.B, provided that such amount does not exceed 10% of the aggregate nominal amount of the issued
        share capital of the Company at the date of passing this
        resolution

S.7     Amend Bye Laws 90, 91, 97(A)(vi), 102(A), 102(B), 104 and 182(i)    Management      For             For
        of the Company;  as prescribed
------------------------------------------------------------------------------------------------------------------------------------
CHINA OVERSEAS LAND & INVESTMENT LTD
------------------------------------------------------------------------------------------------------------------------------------
SECURITY                Y15004107       MEETING TYPE                    Annual General Meeting
TICKER SYMBOL                           MEETING DATE                    25-May-2006
ISIN                    HK0688002218    AGENDA                          700956204 - Management
------------------------------------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
1.      Receive and adopt the audited financial statements and the          Management      For             For
        reports of the Directors and the Auditors for the YE 31 DEC 2005

2.i     Re-elect Mr. Hao Jian Min as a Director                             Management      For             For

2.ii    Re-elect Mr. Wu Jianbin as a Director                               Management      For             For

2.iii   Re-elect Dr. Li Kwok Po, David as a Director                        Management      Against         Against

2.iv    Re-elect Mr. Lam Kwong Siu as a Director                            Management      For             For

2.v     Re-elect Mr. Wong Ying Ho, Kennedy as a Director                    Management      For             For

3.      Authorize the Board to fix the remuneration of the Directors        Management      For             For

4.      Declare a final dividend for the YE 31 DEC 2005 of HKD 4 cents      Management      For             For
        per share

5.      Re-appoint the Deloitte Touche Tohmatsu as the Auditors and         Management      For             For
        authorize the Board to fix their remuneration

6.      Authorize the Directors of the Company to purchase shares in the    Management      For             For
        capital of the Company during the relevant period, not exceeding
        10% of the aggregate nominal amount of the shares of the
        Company which may be purchased by the Company on The
        Stock Exchange of Hong Kong Limited  the Stock Exchange or
        any other stock exchange recognized for this purpose by the
        Securities and Futures Commission of Hong Kong and the Stock
        Exchange under the Hong Kong code on share repurchases;
        Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is to be held by Articles of Association and/or Companies Ordinance

7.      Authorize the Directors, pursuant to Section 57B of the             Management      Against         Against
        Companies Ordinance Chapter 32 of the Laws of Hong Kong, to
        allot, issue and deal with additional shares in the capital of the
        Company and make or grant offers, agreements and options
        during and after the relevant period, not exceeding the aggregate of a ) 20% of the aggregate nominal amount of the share capital of the Company; and b) the nominal amount of share capital
        repurchased up to 10% of the aggregate nominal amount of the share capital, otherwise than pursuant to a) a rights issue; or b)
        the exercise of subscription or conversion rights under the terms of any bonds or securities which are convertible into shares of the
        Company; or c) any option scheme or similar arrangement for the time being adopted for the grant or issue to Directors and/or employees of the Company and/or any of its subsidiaries of shares or rights to acquire shares of the Company; or d) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the
        Company in accordance with the Articles of Association of the
        Company;  Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next
        AGM is to be held by Articles of Association and/or Companies
        Ordinance Chapter 32 of the Laws of Hong Kong to be held

8.      Approve, conditional upon the passing of Resolutions 6 and 7, to    Management      For             For
        extend the general mandate granted to the Directors pursuant to
        Resolution 7, by an amount representing the aggregate nominal amount of the share capital repurchased pursuant to Resolution
        6, provided that such amount does not exceed 10% of the
        aggregate nominal amount of the issued share capital of the
        Company at the date of passing this resolution

------------------------------------------------------------------------------------------------------------------------------------
CAPITAL & REGIONAL PLC
------------------------------------------------------------------------------------------------------------------------------------
SECURITY                G18676109       MEETING TYPE                    Annual General Meeting
TICKER SYMBOL                           MEETING DATE                    05-Jun-2006
ISIN                    GB0001741544    AGENDA                          700962170 - Management
------------------------------------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
1.      Adopt the accounts for the period ended 30 DEC 2005 and the         Management      For             For
        reports of the Directors and the Auditors thereon

2.      Declare a final dividend of 11p per ordinary share                  Management      For             For

3.      Re-appoint Mr. W. Sunnucks as a Director of the Company             Management      For             For

4.      Re-appoint Mr. P.Y. Gerbeau as a Director of the Company            Management      For             For

5.      Re-appoint Mr. H. Mautner as a Director of the Company              Management      For             For

6.      Re-appoint Mr. P. Stobart as a Director of the Company              Management      For             For

7.      Re-appoint Deloitte & Touche LLP as the Auditors for the period     Management      For             For
        prescribed by Section 385(2) of the Companies Act 1985 and authorize the Directors to determine their remuneration for the ensuring year

8.      Approve the Directors' remuneration report for the period ended     Management      For             For
        30 DEC 2005

9.      Authorize the Directors, for the purpose of Section 80 of the       Management      For             For
        Companies Act 1985, to allot relevant securities  within the meaning of that Section up to a n aggregate nominal amount of
        GBP 2,366,682; Authority expires at the conclusion of the AGM of the Company in 2007; and the Company may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

S.10    Authorize the Directors, pursuant to Section 95 of the Companies    Management      For             For
        Act 1985, to allot equity securities within the meaning of Section
        94(2) to Section 94(3A) of the said Act for cash pursuant to the authority conferred by Resolution 9, disapplying the statutory preemption rights  Section 89(1) , provided that this power is limited to the allotment of equity securities i) in connection w ith a rights issue, in favor of holders of ordinary shareholders of 10 p each in the Company; and ii) up to an aggregate nominal amount value equal to 5% of the issued ordinary share capital;  Authority expires at the conclusion of th e AGM of the Company in 2007; and the
        Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

S.11    Authorize the Company, in compliance with Section 166 of the        Management      For             For
        Companies Act 1985, to make market purchases of up to
        7,100,047 ordinary shares of 10p each in the Company, at a minimum price of 10p and up to 105% above the average middle market quotations for such shares derived from the London Stock
        Exchange Daily Official List, over the previous 5 business days;
        Authority expires the earlier of the conclusion of the AGM of the
        Company in 2007 or 15 months
------------------------------------------------------------------------------------------------------------------------------------
SOL MELIA SA, PALMA DE MALLORCA
------------------------------------------------------------------------------------------------------------------------------------
SECURITY                E89049154       MEETING TYPE                    Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE                    06-Jun-2006
ISIN                    ES0176252718    AGENDA                          700971650 - Management
------------------------------------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
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        PLEASE NOTE IN THE EVENT THE MEETING DOES NOT                       Non-Voting
        REACH QUORUM, THERE WILL BE A SECOND CALL ON 07
        JUN 2006. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
        WILL REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
        IS AMENDED. PLEASE BE ALSO ADVISED THAT YOUR
        SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
        THE MEETING IS CANCELLED . THANK YOU.

1.      Approve the annual accounts, balance sheet, profit and loss         Management      For             For
        account and notes to the accounts, and the management report of
        Sol Melia, Sociedad Anonima, as well as the accounts and
        management report of its consolidated group and all of the foregoing with reference to the FYE 31 DEC 2005

2.      Approve the application of 2005 profits                             Management      For             For

3.      Approve the management of the Board of Directors during the         Management      For             For
        year 2005

4.      Appoint the Auditors                                                Management      For             For

5.      Re-appoint Messrs. Sebastian Escarrer Jaume, Jose Maria             Management      For             For
        Lafuente Lopez, Jose Joaquin Puig De La Bellacasa
        Urdampilleta, Emilio Cuatrecasas Figueras and the Companies
        Hoteles Mallorquinos Consolidados, sociedad Anonima and
        Ailemlos, Sociedad Limitada as the Members of the Board

6.      Authorize Board of Directors to decide on a capital increase        Management      For             For
        according to Section 153.1.B of the Spanish Limited Companies
        Act, Ley De Sociedades Anonimas, with powers to exclude the preferential subscription right, in conformity with Section 159.2 of the Act, rendering void the authority granted thereto by the general meeting held on 07 JUN 2005

7.      Authorize the Board of Directors, for a period of 5 year after the  Management      For             For
        date of its resolution by the meeting, to issue fixed income securities convertible and or exchangeable for Company shares, establishing the basis and methods of the conversion and, or the exchange, with express powers to exclude the preferential
        subscription right for shareholders and bondholders, and to guarantee the securities issued by subsidiaries and those
        corresponding to the capital increase, rendering void the authority granted thereto by the general meeting held on 07 JUN 2005

8.      Authorize the Board of Directors to carry out the derivative        Management      For             For
        acquisition of So l Melia, Sociedad Anonima shares, either directly or via subsidiaries, within an 18- month period after its resolution by the meeting; and ratify the acquisitions made since the last general meeting, rendering void the authority granted thereto by the general meeting held on 07 JUN 2005

9.      Grant powers to execute and deliver the resolutions adopted by      Management      For             For
        the meeting, and to proceed to their public recording

10.     Approve the minutes of the proceedings                              Management      For             For
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HONGKONG LAND HOLDINGS LTD
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SECURITY                G4587L109       MEETING TYPE                    Annual General Meeting
TICKER SYMBOL                           MEETING DATE                    14-Jun-2006
ISIN                    BMG4587L1090    AGENDA                          700956608 - Management

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ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
1.      Receive and approve the financial statements and the                Management      For             For
        Independent Auditors' report for the YE 31 DEC 2005, and
        declare a final dividend

2.A     Re-elect Mr. R.C. Kwok as a Director                                Management      For             For

2.B     Re-elect Mr. A.J.L. Nightingale as a Director                       Management      For             For

2.C     Re-elect Ms. Percy Weatherall as a Director                         Management      For             For

3.      Approve to fix the Directors' fees                                  Management      For             For

4.      Re-appoint the Auditors and authorize the Directors to fix their    Management      For             For
        remuneration

5.      Authorize the Directors to allot or issue shares and to make and    Management      For             For
        grant offers, agreements and options which would or might require shares to be allotted, issued or disposed of during or after the end of the relevant period, (a), other wise than pursuant to a Rights
        Issue  subject to such exclusions or other arrangements as the
        Directors may deem necessary or expedient in relation to fract ional entitlements or legal or practical problems under the laws of, or the requirements of any recognized regulatory body or any stock exchange in, any territory, or upon conversion of the USD
        400,000,000 2.75% guaranteed convertible bonds convertible into fully-paid shares of the Company, not exceeding USD 1 1.4
        million;  Authority expires the earlier of the conclusion of the next
        AGM or the expiration of the period within which such meeting is required by law to be held

6.      Authorize the Directors to purchase its own shares, subject to and  Management      For             For
        in accordance with all applicable laws and regulations, during the relevant period the aggregate nominal amount of shares of the
        Company which the Company may purchase, shall be less than
        15% of the aggregate nominal amount of the existing issued share capital of the Company at the date of this meeting, and such approval shall be limited accordingly; and the approval of this resolution shall, where permitted by applicable laws and
        regulations and subject to the limitation of this resolution, extend to permit the purchase of shares of the Company (i) by
        subsidiaries of the Company and (ii) pursuant to the terms of put warrants or financial instruments having similar effect  Put
        Warrants  whereby the Company can be required to purchase its own shares, provided that where Put Warrants are issued or offered pursuant to a rights issue, the price which the Company may pay for shares purchased on exercise of Put Warrants shall not exceed 15 % more than the average of the market quotations for the shares for a period of not more than 30 nor less than the 5 dealing days falling 1 day prior to the date of any public announcement by the Company of the proposed issue of Put
        Warrants;  Authority expires the earlier of the conclusion of the next
        AGM or t he expiration of the period within which such meeting is required by Law to be held
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CHINA STATE CONSTRUCTION INTERNATIONAL HOLDINGS LT
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SECURITY                G21677102       MEETING TYPE                    Annual General Meeting
TICKER SYMBOL                           MEETING DATE                    26-Jun-2006
ISIN                    KYG216771025    AGENDA                          700971220 - Management
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ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
1.      Receive and adopt the audited financial statements and the          Management      For             For
        reports of the Directors and the Auditors for the YE 31 DEC 2005

2.      Declare a final dividend for the YE 31 DEC 2005 of HKD 9 cents      Management      For             For
        per share

3.a     Re-elect Mr. Kong Qingping as a Director                            Management      For             For

3.b     Re-elect Mr. Zhou Yong as a Director                                Management      For             For

3.c     Re-elect Mr. Yip Chung Nam as a Director                            Management      For             For

3.d     Re-elect Mr. Fu He as a Director                                    Management      For             For

3.e     Re-elect Mr. Zhou Hancheng as a Director                            Management      For             For

3.f     Re-elect Mr. Cheong Chit Sun as a Director                          Management      For             For

3.g     Re-elect Mr. Raymond Ho Chung Tai as a Director                     Management      For             For

3.h     Re-elect Mr. Adrian David Li Man Kiu as a Director                  Management      For             For

3.i     Re-elect Mr. Raymond Leung Hai Ming as a Director                   Management      For             For

3.j     Re-elect Mr. Lee Shing See as a Director                            Management      For             For

3.k     Authorize the Directors to fix the remuneration of the Directors    Management      For             For

4.      Re-appoint Messrs. Deloitte Touche Tohmatsu as the Auditors         Management      For             For
        and authorize the Directors to fix their remuneration

5.      Authorize the Directors of the Company to repurchase shares of      Management      For             For
        the Company  the Shares during the relevant period, on The
        Stock Exchange of Hong Kong Limited Stock Exchange or any
        other stock exchange on which the shares may be listed and recognized for this purpose by the Securities and Futures
        Commission of Hong Kong and the Stock Exchange under the
        Hong Kong Code on share repurchases subject to and in
        accordance with all applicable laws and regulations and the
        Articles of Association of the Company, not exceeding 10% of the aggregate nominal amount of the issued share capital of the
        Company;  Authority expires the earlier of the conclusion of the
        AGM of the Company or the expiration of the period within which the next AGM of the Company is required to be held by the
        Articles of Association of the Company

6.      Authorize the Directors of the Company  the Directors , to allot,   Management      Against         Against
        issue and deal with additional shares of the Company the Shares and make or grant offers, agreements, options, including bonds, warrants and debentures convertible in to shares, which might require the exercise of such powers during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company otherwise than pursuant to: i) a rights issu e; ii) the exercise of rights of subscription or conversion under the terms of any warrants issued by the
        Company or any securities which are convertible in to shares; iii)
        the exercise of any Share Option Scheme or similar arrangement for the time being adopted for the grant or issue to eligible persons of shares or rights to acquire shares; or iv) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares pursuant to the Articles of Association of the Company from time to time; Authority expires the earlier of the conclusion of the AGM of the Company or the expiration of the period within which the next AGM of the Company is required to be held by the Articles of Association of the Company

7.      Approve, conditional upon the passing of the Resolution 5 and 6,    Management      For             For
        to extend the general mandate granted to the Directors of the
        Company to allot, issue or otherwise deal with additional shares pursuant to the resolution as proposed under Resolution 6
        extended by the addition thereto of an amount representing the aggregate nominal amount of shares in the capital of the
        Company repurchased by the Company under the authority
        granted pursuant to the Resolution 5, provided that such amount of shares so repurchased shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of the said resolution
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CHINA STATE CONSTRUCTION INTERNATIONAL HOLDINGS LT
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SECURITY                G21677102       MEETING TYPE                    ExtraOrdinary General Meeting
TICKER SYMBOL                           MEETING DATE                    26-Jun-2006
ISIN                    KYG216771025    AGENDA                          700989417 - Management
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ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

1.      Approve and ratify the conditional agreement  the Sale and          Management      For             For
        Purchase Agreement dated 09 MAY 2006 entered into between
        China Overseas Holdings Limited  COHL , China Overseas
        Construction Limited  COCL  and the Company, a copy of which is tabled at the meeting and marked A and initialed by the Chairman of the mee ting for identification purposes, pursuant to which the
        Company and/or its nominees will acquire from COHL and COCL the entire issued share capital of China Construction Engineering
        Macau  Company Limited  CCEM  for a consideration o f HKD
        90,000,000  subject to the adjustment, provided that the total adjusted consideration shall not exceed HKD 120,000,000, as specified and all the trans actions contemplated under the Sale and Purchase Agreement; and authorize any 1 Director of the
        Company, or any 2 Directors of the Company if the affixation of the common seal is necessary, to execute all such other
        documents, instruments and agreements and to do all such acts or things deemed by him/them to be incidental to, ancillary to or in connection with the matters contemplated in and for completion of the Sale and Purchase Agreement

2.      Approve and ratify the agreement dated 01 AUG 2005  the             Management      For             For
        Construction Management Contract entered into between
        Goodrich Company Limited, a wholly-owned subsidiary of China
        Overseas Land & Investment Ltd.  COLT and CCEM, a copy of
        which is tabled at the meeting and marked B and initialed by the
        Chairman of the meeting for identification purposes, pursuant to which Goodrich Company Limited engaged CCEM as the
        construction manager for a project in Macau and all the
        transactions contemplated there under; and authorize any 1
        Director of the Company, or any 2 Directors of the Company if the
        affixation of the common seal is necessary, to execute all such other documents, instruments and agreements and to do all such acts or things deemed by him/them to be incidental to, ancillary to or in connection with the matters contemplated in the Construction
        Management Contract

3.      Approve and ratify the agreement dated 22 NOV 2005  the CCEM        Management      For             For
        Engagement Agreement  entered into between COLI and CCEM,
        a copy of which is tabled at the meeting and marked C and
        initialed by the Chairman of the meeting for identification purposes, pursuant to which the COLT Group  as specified
        engaged CCEM as its construction contractor in Macau for each of 3 FYE 31 DEC 2008  the Continuing Connected Transactions
        and all the transactions contemplated there under; approve the annual cap amount in relation to the Continuing Connected
        Transactions for each of the 3 FYE 31 DEC 2008; the approve of this resolution shall be in addition to any other authorization given to the Directors and shall authorize the Directors on behalf of the
        Company to enter into transactions under the CCEM Engagement
        Agreement at a price determined by the Directors; and authorize any 1 Director of the Company, or any 2 Directors of the Company
        if the affixation of the common seal is necessary, to execute all such other documents, instruments and agreements and to do all such acts or things deemed by him /them to be incidental to, ancillary to or in connection with the matters cont emplated in the
        CCEM Engagement Agreement

4.      Approve and ratify to increase in the annual cap amounts of the     Management      For             For
        continuing connected transactions the Material Supplies
        Transactions under the agreement entered into between
        Shenzhen Hailong Construction Products Co., Ltd.   Hailong and
        the Company dated 09 JUN 2005  the Material Supplies
        Agreement  to HKD 70,000,000 for each of the 2 FYE 31 DEC
        2007 and that the supplemental agreement dated 09 MAY 2006 the Supplemental Agreement, a copy of which is tabled at the meeting and marked D and initialed by the Chairman of the
        meeting for identification purposes, between Hailong and the
        Company in relation to such increase in the annual cap amounts of the Material Supplies Transactions; the approve of this resolution shall be in addition to any other authorization given to the Directors and shall authorize the Directors on behalf of the
        Company to enter into Material Supplies Transactions under the
        Material Supplies Agreement and the Supplemental Agreement at
        a price determined by the Directors; and authorize any 1 Director of the Company, or any 2 Directors of the Company if the
        affixation of the common seal is necessary, to execute all such other documents, instruments and agreements and to do all such acts or things deemed by him/them to be incidental to, ancillary to or in connection with the matters contemplated in the increase in the annual cap amounts of the Material Supplies Transactions under the Material Supplies Agreement and the Supplemental
        Agreement

S.5     Amend Articles 86(3) and 86(5) of the Articles of Association of    Management      For             For
        the Company as specified
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KLEPIERRE (EX-COMPAGNIE FONCIERE KLEPIERRE), PARIS
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SECURITY                F5396X102       MEETING TYPE                    Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE                    28-Jun-2006
ISIN                    FR0000121964    AGENDA                          700987401 - Management
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ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

        A Verification Period exists in France. Please see                  Non-Voting
        http://ics.adp.com/marketgu ide for complete information.
        Verification Period:  Registered Shares: 1 to 5 days prior to the meeting date, depends on company's by-laws.  Bearer Shares: 6
        days prior to the meeting date.    French Resident Shareowners
        must complete, sign and forward the Proxy Card directly to the sub custodian. Please contact your Client Service Representative to obtain the necessary card, account details and directions.
        The following applies to Non-Resident Shareowners: Proxy Cards:
        ADP will forward voting instructions to the Global Custodians that have become Registered Intermediaries, on ADP Vote Deadline
        Date. In capacity as Registered Intermediary, the Global
        Custodian will sign the Proxy Card and forward to the local custodian. If you are unsure whether your Global Custodian acts as Registered Intermediary, please contact ADP. Trades/Vote
        Ins tructions: Since France maintains a Verification Period, for vote instructions submitted that have a trade transacted (sell) for either the full security position or a partial amount after the vote instruction has been submitted to ADP and the Global Custodian advises ADP of the position change via the account position collection process, ADP has a process in effect which will advise the Global Custodian of the new account position available for voting. This will ensure that the local custodian is instructed to amend the vote instruction and release the shares for settlement of the sale transaction. This procedure pertains to sale
        transactions with a settlement date prior to Meeting Date + 1

1.      Appoint Deloitte Et Associes as the Statutory Auditor, to replace   Management      For             For
        the Cabinet Ernts Et Young Audit who resigned, for the remainder of the Cabinet Ernts Et Young Audit's term of office, i.e. until the shareholders' meeting called in 2010 to approve the financial statements for the FYE in 2009, the Company be as a Deputy
        Auditor to replace Mr. Christian Mouillon who resigned, for the remainder of Mr. Christian Mouillon' s term of office, i.e. until the shareholders' meeting called in 2010 to approve the financial statements for the FYE in 200 9

2.      Grant full powers to the bearer of an original, a copy or extract   Management      For             For
        of the minutes of this meeting to carryout all filings, publications and other formalities prescribed by Law
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TOKYU LD CORP
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SECURITY                J88849120       MEETING TYPE                    Annual General Meeting

TICKER SYMBOL                           MEETING DATE                    28-Jun-2006
ISIN                    JP3569000007    AGENDA                          701002331 - Management
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ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
1       Approve Appropriation of Profits                                    Management      For             *

2       Amend Articles to: Allow Disclosure of Shareholder Meeting          Management      For             *
        Materials on the Internet, Allow Use of Electronic Systems for
        Public Notifications, Appoint Independent Auditors, Approve
        Minor Revisions Related to the New Commercial Code, Reduce
        Board Size, Expand Business Lines
3.1     Appoint a Director                                                  Management      For             *

3.2     Appoint a Director                                                  Management      For             *

3.3     Appoint a Director                                                  Management      For             *

3.4     Appoint a Director                                                  Management      For             *

3.5     Appoint a Director                                                  Management      For             *

3.6     Appoint a Director                                                  Management      For             *

3.7     Appoint a Director                                                  Management      For             *

3.8     Appoint a Director                                                  Management      For             *

3.9     Appoint a Director                                                  Management      For             *

3.10    Appoint a Director                                                  Management      For             *

3.11    Appoint a Director                                                  Management      For             *

3.12    Appoint a Director                                                  Management      For             *

4.1     Appoint a Corporate Auditor                                         Management      Against         *
        *MANAGEMENT POSITION UNKNOWN
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DAIWA HOUSE INDUSTRY CO.,LTD.
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SECURITY                J11508124       MEETING TYPE                    Annual General Meeting
TICKER SYMBOL                           MEETING DATE                    29-Jun-2006
ISIN                    JP3505000004    AGENDA                          700947231 - Management
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ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
        Please note this announcement is being provided to inform you       Non-Voting
        that the true agenda has been released and is available for your review.  (Please refer to the attached PDF files.)

1.      Approve Appropriation of Profits: Term-End Dividend - Ordinary      Management      For             *
        Dividend JPY 17, Commemorative Dividend JPY 3, Corporate
        Officers' bonuses JPY 196,560,000 (i ncluding JPY 26,320,000 to the Corporate Auditors)

2.      Approve Share Exchange Agreement Between the Company and            Management      For             *
        DAIWA KOSHO LEASE Co. , LTD.

3.      Approve Share Exchange Agreement Between the Company and            Management      For             *
        DAIWA RAKUDA INDUSTRY Co., LTD.

4.      Approve Share Exchange Agreement Between the Company and            Management      For             *
        DAIWA LOGISTICS Co., LTD.

5.      Amend the Articles of Incorporation: Expand Business Lines,         Management      For             *
        Allow Use of Electronic Systems for Public Notifications, Approve
        Revisions Related to the New Commercial Code

6.1     Elect a Director                                                    Management      For             *

6.2     Elect a Director                                                    Management      For             *

6.3     Elect a Director                                                    Management      For             *

6.4     Elect a Director                                                    Management      For             *

6.5     Elect a Director                                                    Management      For             *

6.6     Elect a Director                                                    Management      For             *

6.7     Elect a Director                                                    Management      For             *

6.8     Elect a Director                                                    Management      For             *

6.9     Elect a Director                                                    Management      For             *

6.10    Elect a Director                                                    Management      For             *

6.11    Elect a Director                                                    Management      For             *

6.12    Elect a Director                                                    Management      For             *

6.13    Elect a Director                                                    Management      For             *

6.14    Elect a Director                                                    Management      For             *

6.15    Elect a Director                                                    Management      For             *

6.16    Elect a Director                                                    Management      For             *

6.17    Elect a Director                                                    Management      For             *

6.18    Elect a Director                                                    Management      For             *

6.19    Elect a Director                                                    Management      For             *

7.      Appoint a Corporate Auditor                                         Management      For             *
        *MANAGEMENT POSITION UNKNOWN
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MITSUBISHI ESTATE COMPANY,LIMITED
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SECURITY                J43916113       MEETING TYPE                    Annual General Meeting
TICKER SYMBOL                           MEETING DATE                    29-Jun-2006
ISIN                    JP3899600005    AGENDA                          700949069 - Management
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ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

        Please note this announcement is being provided to inform you       Non-Voting
        that the true agenda has been released and is available for your review. (Please refer to the attached PDF files.)

1.      Approve Appropriation of Profits: Term-End Dividend - Ordinary      Management      For             *
        Dividend JPY 5

2.      Amend the Articles of Incorporation: Approve Revisions Related to   Management      For             *
        the New Commercial Code

3.1     Elect a Director                                                    Management      For             *

3.2     Elect a Director                                                    Management      For             *

3.3     Elect a Director                                                    Management      Against         *

3.4     Elect a Director                                                    Management      For             *

3.5     Elect a Director                                                    Management      For             *

3.6     Elect a Director                                                    Management      Against         *

3.7     Elect a Director                                                    Management      For             *

4.      Approve Retirement Bonus for retiring Directors; Due to the         Management      Against         *
        abolishment of the Retirement Bonus System, Grant accrued
        benefits to continuing Directors

5.      Approve Retirement Bonus for retiring Corporate Auditors; Due to    Management      Against         *
        the abolishment of the Retirement Bonus System, Grant accrued benefits to continuing Corporate Auditors

6.      Approve to amend the Compensation to be received by Directors       Management      For             *
        as Stock Option

7.      Amend the Compensation to be received by Corporate Auditors         Management      For             *
        *MANAGEMENT POSITION UNKNOWN
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MITSUI FUDOSAN CO.,LTD.
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SECURITY                J4509L101       MEETING TYPE                    Annual General Meeting
TICKER SYMBOL                           MEETING DATE                    29-Jun-2006
ISIN                    JP3893200000    AGENDA                          700997630 - Management
------------------------------------------------------------------------------------------------------------------------------------
ITEM    PROPOSAL                                                           TYPE            VOTE            FOR/AGAINST
                                                                                                           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
1       Approve Appropriation of Profits: Term-End Dividend - Ordinary      Management      For             *
        Dividend JPY 5, Directors' bonuses JPY 167,000,000

2       Amend the Articles of Incorporation: Approve Revisions Related to   Management      For             *
        the New Commercial Code, Allow Use of Electronic Systems for
        Public Notifications, Shorten the period between notification and convocation of Board Meeting and stream line processes involved in convocation, Exempt All Directors and Corporate Auditors from liabilities, Limit Liabilities of Outside Directors and Auditors
        (Please refer to the attached PDF files.)

*MANAGEMENT POSITION UNKNOWN

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      EII REALTY SECURITIES TRUST
            --------------------------------------------------------------------

By (Signature and Title)* /S/ RICHARD J. ADLER
                         -------------------------------------------------------
                          Richard J. Adler, Chief Executive Officer
                          (Principal Executive Officer)

Date    JULY 17, 2006
     ---------------------------------------------------------------------------

*Print  the name and title of each  signing  officer under his or her signature.